iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated December 1, 2005

for the iShares NYSE Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares NYSE Index Funds.

The following information replaces the information found under the heading “Portfolio Managers” on page 10:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds’ inception in March 2004. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

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iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated December 1, 2005

for the iShares Goldman Sachs and MSCI EAFE Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Goldman Sachs and MSCI EAFE Funds.

The following information replaces the information found under the heading “Portfolio Managers” beginning on page 31:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since such Funds’ respective inception dates. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-08316

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iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated August 1, 2006

for the iShares Morningstar Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Morningstar Index Funds.

The following information replaces the information found under the heading “Portfolio Managers” beginning on page 33:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds’ inception dates. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-027-08316

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated August 1, 2006

for the iShares Nasdaq Biotechnology Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Nasdaq Biotechnology Index Fund.

The following information replaces the information found under the heading “Portfolio Managers” on page 7:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Fund. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since the Fund’s inception date. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-022-08316

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated December 1, 2005 (as revised March 8, 2006)

for the iShares FTSE/Xinhua China 25 Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares FTSE/Xinhua China 25 Index Fund.

The following information replaces the information found under the heading “Portfolio Managers” on page 7:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Fund. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since February 2006. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-025-08316

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated August 1, 2006

for the iShares Russell Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Russell Index Funds.

The following information replaces the information found under the heading “Portfolio Managers” beginning on page 44:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds’ respective inception dates. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-029-08316

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated August 1, 2006

for the iShares S&P Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares S&P Index Funds.

The following information replaces the information found under the heading “Portfolio Managers” on page 75:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds’ respective inception dates (except the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Telecommunications Sector Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund, which he has co-managed since February 2006). Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-028-08316

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated August 1, 2006

for the iShares Dow Jones Index Funds, iShares KLD SelectSM Social Index Fund and iShares Cohen & Steers Realty Majors Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Dow Jones Index Funds, iShares KLD SelectSM Social Index Fund and iShares Cohen & Steers Realty Majors Index Fund

The following information replaces the information found under the heading “Portfolio Managers” on page 55:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds’ inception dates. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-020-08316

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 1, 2006

to the Prospectus dated August 1, 2006

for the iShares Dow Jones Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Dow Jones Index Funds.

The following information replaces the information found under the heading “Portfolio Managers” beginning on page 30:

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager for the Funds. Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since the Funds’ inception dates. Mr. O’Connor has been a Portfolio Manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

If you have any questions regarding this Supplement, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-049-08316

PLEASE RETAIN THIS SUPPLEMENT

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iShares® Trust

Statement of Additional Information

Dated August 1, 2006

(as revised September 1, 2006)

This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following Funds of iShares Trust (the “Trust”) as such Prospectuses may be revised or supplemented from time to time:

iShares Cohen & Steers Realty Majors Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares Dow Jones U.S. Aerospace & Defense Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Broker-Dealers Index Fund

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Dow Jones U.S. Consumer Services Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Healthcare Providers Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Home Construction Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Insurance Index Fund

iShares Dow Jones U.S. Medical Devices Index Fund

iShares Dow Jones U.S. Oil Equipment & Services Index Fund

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Dow Jones U.S. Pharmaceuticals Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones U.S. Regional Banks Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Total Market Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

iShares Goldman Sachs Software Index Fund

iShares Goldman Sachs Technology Index Fund

iShares KLD Select SocialSM Index Fund

iShares Morningstar Large Core Index Fund

iShares Morningstar Large Growth Index Fund

iShares Morningstar Large Value Index Fund

iShares Morningstar Mid Core Index Fund

iShares Morningstar Mid Growth Index Fund

iShares Morningstar Mid Value Index Fund

iShares Morningstar Small Core Index Fund

iShares Morningstar Small Growth Index Fund

iShares Morningstar Small Value Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Value Index Fund

iShares Nasdaq Biotechnology Index Fund

iShares NYSE 100 Index Fund

iShares NYSE Composite Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell Microcap™ Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Value Index Fund

iShares S&P 100 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Index Fund

iShares S&P 500 Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P SmallCap 600 Growth Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600 Value Index Fund

iShares S&P/TOPIX 150 Index Fund

i

The Prospectuses for the various iShares Funds included in this SAI are dated as follows: the iShares Goldman Sachs Series and iShares MSCI EAFE Series, dated December 1, 2005; the iShares Dow Jones Series, iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Series, dated August 1, 2006; the iShares Nasdaq Biotechnology Index Fund, dated August 1, 2006; the iShares Russell Series, dated August 1, 2006; the iShares S&P Series, dated August 1, 2006; the iShares NYSE Series, dated December 1, 2005; the iShares Morningstar Series, dated August 1, 2006; and the iShares FTSE/Xinhua China 25 Index Fund, dated December 1, 2005 (as revised March 8, 2006). Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”) at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. ®iShares is a registered trademark of Barclays Global Investors, N.A.

v

General Description of the Trust and its Funds

iShares Trust (the “Trust”) currently consists of over 80 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each, a “Fund” and collectively, the “Funds”):

•	iShares Cohen & Steers Realty Majors Index Fund

•	iShares Dow Jones Select Dividend Index Fund

•	iShares Dow Jones Transportation Average Index Fund

•	iShares Dow Jones U.S. Aerospace & Defense Index Fund

•	iShares Dow Jones U.S. Basic Materials Sector Index Fund

•	iShares Dow Jones U.S. Broker-Dealers Index Fund

•	iShares Dow Jones U.S. Consumer Goods Sector Index Fund

•	iShares Dow Jones U.S. Consumer Services Sector Index Fund

•	iShares Dow Jones U.S. Energy Sector Index Fund

•	iShares Dow Jones U.S. Financial Sector Index Fund

•	iShares Dow Jones U.S. Financial Services Index Fund

•	iShares Dow Jones U.S. Healthcare Providers Index Fund

•	iShares Dow Jones U.S. Healthcare Sector Index Fund

•	iShares Dow Jones U.S. Home Construction Index Fund

•	iShares Dow Jones U.S. Industrial Sector Index Fund

•	iShares Dow Jones U.S. Insurance Index Fund

•	iShares Dow Jones U.S. Medical Devices Index Fund

•	iShares Dow Jones U.S. Oil Equipment & Services Index Fund

•	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

•	iShares Dow Jones U.S. Pharmaceuticals Index Fund

•	iShares Dow Jones U.S. Real Estate Index Fund

•	iShares Dow Jones U.S. Regional Banks Index Fund

•	iShares Dow Jones U.S. Technology Sector Index Fund

•	iShares Dow Jones U.S. Telecommunications Sector Index Fund

•	iShares Dow Jones U.S. Total Market Index Fund

•	iShares Dow Jones U.S. Utilities Sector Index Fund

•	iShares FTSE/Xinhua China 25 Index Fund

•	iShares Goldman Sachs Natural Resources Index Fund

•	iShares Goldman Sachs Networking Index Fund

•	iShares Goldman Sachs Semiconductor Index Fund

•	iShares Goldman Sachs Software Index Fund

•	iShares Goldman Sachs Technology Index Fund

•	iShares KLD Select SocialSM Index Fund

•	iShares Morningstar Large Core Index Fund

•	iShares Morningstar Large Growth Index Fund

•	iShares Morningstar Large Value Index Fund

•	iShares Morningstar Mid Core Index Fund

•	iShares Morningstar Mid Growth Index Fund

•	iShares Morningstar Mid Value Index Fund

•	iShares Morningstar Small Core Index Fund

•	iShares Morningstar Small Growth Index Fund

•	iShares Morningstar Small Value Index Fund

•	iShares MSCI EAFE Growth Index Fund

•	iShares MSCI EAFE Index Fund

•	iShares MSCI EAFE Value Index Fund

•	iShares Nasdaq Biotechnology Index Fund

•	iShares NYSE 100 Index Fund

•	iShares NYSE Composite Index Fund

•	iShares Russell 1000 Growth Index Fund

•	iShares Russell 1000 Index Fund

•	iShares Russell 1000 Value Index Fund

•	iShares Russell 2000 Growth Index Fund

•	iShares Russell 2000 Index Fund

•	iShares Russell 2000 Value Index Fund

•	iShares Russell 3000 Growth Index Fund

•	iShares Russell 3000 Index Fund

•	iShares Russell 3000 Value Index Fund

•	iShares Russell Microcap™ Index Fund

•	iShares Russell Midcap Growth Index Fund

•	iShares Russell Midcap Index Fund

•	iShares Russell Midcap Value Index Fund

•	iShares S&P 100 Index Fund

•	iShares S&P 500 Growth Index Fund

•	iShares S&P 500 Index Fund

•	iShares S&P 500 Value Index Fund

•	iShares S&P 1500 Index Fund

•	iShares S&P Europe 350 Index Fund

•	iShares S&P Global 100 Index Fund

•	iShares S&P Global Energy Sector Index Fund

•	iShares S&P Global Financials Sector Index Fund

•	iShares S&P Global Healthcare Sector Index Fund

•	iShares S&P Global Technology Sector Index Fund

•	iShares S&P Global Telecommunications Sector Index Fund

•	iShares S&P Latin America 40 Index Fund

•	iShares S&P MidCap 400 Growth Index Fund

•	iShares S&P MidCap 400 Index Fund

•	iShares S&P MidCap 400 Value Index Fund

•	iShares S&P SmallCap 600 Growth Index Fund

•	iShares S&P SmallCap 600 Index Fund

•	iShares S&P SmallCap 600 Value Index Fund

•	iShares S&P/TOPIX 150 Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”) representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors (“BGFA”), a subsidiary of Barclays Global Investors, N.A. (“BGI”). Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange (“CBOE”) or the New York Stock Exchange, Inc. (“NYSE”). iShares Funds also may be listed on certain non-U.S. exchanges, such as the Singapore Exchange (“SGX”) and the German Stock Exchange (“DAX”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund and the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund in order to reflect certain methodology changes to the Funds’ underlying indexes.

Previously, the investment objective of the iShares Russell Microcap™ Index Fund was to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MicrocapX™ Index. Russell Investment Group, however, has notified BGFA that it will cease calculating and disseminating the Russell MicrocapX™ Index as of the close of business on June 30, 2006. As a result, the Board of Trustees approved a change in the investment objective of the iShares Russell Microcap™ Index Fund effective July 1, 2006, such that the new investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap™ Index. A description of the Russell Microcap™ Index is set forth below in the section entitled “The Russell Indices Generally.”

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the applicable Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on the AMEX, the NYSE or the CBOE (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of iShares Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

Diversified Funds	Non-Diversified Funds
iShares Dow Jones Select Dividend Index Fund	iShares Cohen & Steers Realty Majors Index Fund
iShares Dow Jones U.S. Total Market Index Fund	iShares Dow Jones Transportation Average Index Fund
iShares KLD Select SocialSM Index Fund	iShares Dow Jones U.S. Aerospace & Defense Index Fund
iShares Morningstar Mid Core Index Fund	iShares Dow Jones U.S. Basic Materials Sector Index Fund
iShares Morningstar Mid Growth Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund
iShares Morningstar Mid Value Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
iShares Morningstar Small Core Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund
iShares Morningstar Small Growth Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund
iShares Morningstar Small Value Index Fund	iShares Dow Jones U.S. Financial Sector Index Fund
iShares NYSE 100 Index Fund	iShares Dow Jones U.S. Financial Services Index Fund
iShares NYSE Composite Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund
iShares Russell 1000 Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund
iShares Russell 1000 Value Index Fund	iShares Dow Jones U.S. Home Construction Index Fund
iShares Russell 2000 Growth Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund
iShares Russell 2000 Index Fund	iShares Dow Jones U.S. Insurance Index Fund
iShares Russell 2000 Value Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund
iShares Russell 3000 Growth Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
iShares Russell 3000 Index Fund	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
iShares Russell 3000 Value Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund
iShares Russell Microcap™ Index Fund	iShares Dow Jones U.S. Real Estate Index Fund
iShares Russell Midcap Growth Index Fund	iShares Dow Jones U.S. Regional Banks Index Fund
iShares Russell Midcap Index Fund	iShares Dow Jones U.S. Technology Sector Index Fund
iShares Russell Midcap Value Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund
iShares S&P 1500 Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund
iShares S&P 500 Index Fund	iShares FTSE/Xinhua China 25 Index Fund
iShares S&P 500 Value Index Fund	iShares Goldman Sachs Natural Resources Index Fund
iShares S&P Europe 350 Index Fund	iShares Goldman Sachs Networking Index Fund
iShares S&P MidCap 400 Growth Index Fund	iShares Goldman Sachs Semiconductor Index Fund
iShares S&P MidCap 400 Index Fund	iShares Goldman Sachs Software Index Fund
iShares S&P MidCap 400 Value Index Fund	iShares Goldman Sachs Technology Index Fund
iShares S&P SmallCap 600 Growth Index Fund	iShares Morningstar Large Core Index Fund
iShares S&P SmallCap 600 Index Fund	iShares Morningstar Large Growth Index Fund
iShares S&P SmallCap 600 Value Index Fund	iShares Morningstar Large Value Index Fund
iShares MSCI EAFE Growth Index Fund
iShares MSCI EAFE Index Fund
iShares MSCI EAFE Value Index Fund
iShares Nasdaq Biotechnology Index Fund
iShares Russell 1000 Growth Index Fund
iShares S&P 100 Index Fund
iShares S&P 500 Growth Index Fund
iShares S&P Global 100 Index Fund
iShares S&P Global Energy Sector Index Fund
iShares S&P Global Financials Sector Index Fund
iShares S&P Global Healthcare Sector Index Fund
iShares S&P Global Technology Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P Latin America 40 Index Fund
iShares S&P/TOPIX 150 Index Fund

With respect to 75% of a Fund’s total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund’s total assets may be invested in any manner.

A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund’s Board of Trustees. BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To the extent allowed by law, each Fund may invest its assets in securities of money market funds, including those advised by BGFA or otherwise affiliated with BGFA.

Investment Companies and REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations. To the extent a fund invests in stocks of foreign corporations, each Fund’s investment in such stocks may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange or the Nasdaq Stock Market, Inc. (“Nasdaq”), and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored, however a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Short-Term Instruments and Temporary Investments. Each Fund may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (v) repurchase agreements; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BGFA.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin”, which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin”, to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market”. At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Future Developments. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general, and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. Certain iShares Funds (e.g., the iShares FTSE/Xinhua China 25 Index Fund, MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, NYSE

Composite Index Fund, S&P Global Index Funds, the S&P Latin America 40 Index Fund and S&P/TOPIX 150 Index Fund) invest a significant portion of their assets in non-U.S. equity securities. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor’s home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

Proxy Voting Policy

All Funds (other than the iShares KLD Select SocialSM Index Fund)

The Trust has adopted as its proxy voting policies for each Fund (except for the iShares KLD Select SocialSM Index Fund) the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Each Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.

The iShares KLD Select SocialSM Index Fund

The Trust has adopted separate proxy voting guidelines for the iShares KLD Select SocialSM Index Fund and has delegated Institutional Shareholder Services (“ISS”) the responsibility for voting proxies on the portfolio securities held by the Fund.

The Fund maintains proxy voting guidelines consistent with the principle that “socially responsible” shareholders are concerned not only with economic returns and sound corporate governance, but also with the ethical behavior of corporations and the social and environmental impact of their actions. With respect to social and environmental matters, the Fund’s proxy voting guidelines seek to reflect a broad consensus of the socially responsible investing community. The guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance, consistent with responsibilities to society as a whole. The Fund votes (or refrains from voting) proxies in a manner that that is consistent with these principles. In some cases, it may be in the best interest of shareholders of the Fund to refrain from exercising the Fund’s proxy voting rights. The Fund’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. ISS, as proxy voting agent for the Fund, will vote (or refrain from voting) on specific proxy issues in accordance with the Fund’s proxy voting guidelines. The guidelines permit ISS to consider certain proposals on a case-by-case basis and to vote on such proposals based on various factors, including an examination of the merits consideration of recent and company-specific information. The Fund votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates.

With respect to certain specific issues:

•	The Fund votes on the election of directors on a case by case basis. The Fund generally opposes slates of director nominees that are not comprised of a majority of independent directors and withholds votes from non-independent directors who sit on key board committees;

•	The Fund generally supports social, workforce and environmental proposals that promote “good corporate citizenship” while enhancing long term shareholder and stakeholder value and proposals that call for more detailed and comparable reporting of a company’s social, workforce and environmental performance; and

•	The Fund generally votes against anti-takeover proposals and proposals that limit the ability of shareholders to act independently of management.

ISS seeks to apply the Fund’s proxy voting policies consistently across all proposals and issues votes strictly according to the Fund’s policy in order to minimize conflicts of interests. ISS also maintains policies and practices that are designed to neutralize and guard against any conflict of interest that could arise between the issuer of the proxy (or any shareholder of the issuer) and ISS or ISS’ affiliates. In certain instances, ISS may engage a qualified third party to perform a proxy analysis and issue a vote recommendation as a further safeguard to avoid the influence of a potential conflict of interest.

Information with respect to how BGFA or ISS, as applicable, voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Funds’ Board of Trustees has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (b) does not put the interests of the Funds’ investment adviser (the “BGFA” or “Investment Adviser”), the Funds’ distributor (the “Distributor”), or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as “Creation Units”) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds’ distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the iShares Funds’ current registration statements.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Funds’ Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indices

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds invest are provided below.

The Cohen & Steers Realty Majors Index Generally

Component Selection Criteria. An investment committee determines the securities (i.e., the “components”) of the Index. The universe of Real Estate Investment Trusts (“REITs”) is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

After the final list of constituent REITs has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downward until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the index.

Issue Changes. The Index will be rebalanced quarterly. The weighting for each constituent will be updated and adjustments will be made if any constituent has a weighting over 8%. The companies will be reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downward if it results in the REIT’s weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.

Index Maintenance. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.

Index Availability. The Cohen & Steers Realty Majors Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association’s Network B under the ticker “RMP”. This information is distributed by financial data vendors such as Bloomberg.

Cohen & Steers Realty Majors Index

Number of Components: approximately 30

Index Description. The Cohen & Steers Realty Majors Index consists of selected REITs. The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. Within the REIT market, the Index is diversified across property sectors that represent the current market. The Index is modified capitalization-weighted with constituent companies having a maximum index weight of 8%.

The Dow Jones Indexes Generally

Component Selection Criteria. Securities of companies listed on a U.S. exchange (such as the NYSE, the AMEX or the NASDAQ) are considered for inclusion in the indexes, with the following general rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. Foreign issues, including ADRs and GDRs, non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks generally are not eligible for inclusion in the indexes.

Issue Changes. Each index (with the exception of the Dow Jones U.S. Select Dividend Index) is reviewed and rebalanced quarterly to maintain accurate representation of the market segment represented by the Index. The Dow Jones U.S. Select Dividend Index is reviewed and rebalanced annually. Securities that leave an index between reconstitution dates are not replaced. Thus, the number of securities in an index between rebalancing dates fluctuates according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between rebalancing dates are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indexes includes monitoring and completing the adjustments for additions and deletions to each Index, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Generally each component security in an Index is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all component securities greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines. The Dow Jones U.S. Select Dividend Index limits the weighting in the index of each component security to no greater than 5% of the Index.

Weighting. Each of the Dow Jones Indexes is a free-float adjusted market capitalization-weighted index, so the impact of a component’s price change is proportional to the issue’s free-float adjusted market value, which is the share price multiplied by the number of float-adjusted shares outstanding. Dow Jones defines the free-float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. In practice, limitations on free-float available to investors include: cross ownership (shares that are owned by other companies), ownership by governments (central or municipal) or their agencies, certain substantial levels of private ownership (by individuals, families or charitable trusts and foundations), and restricted shares. Under Dow Jones’ free-float-adjustment methodology, a company’s outstanding shares are adjusted if, and only if, an entity in any of the four qualified categories listed above owns 5% or more of the company. The company’s shares will not be adjusted if the block ownership is less than 5%. A constituent’s inclusion factor is equal to its estimated percentage of free-float shares outstanding. For example, a constituent security with a free-float of 67% will be included in the index at 67% of its market capitalization. However, a company’s outstanding shares are not adjusted by institutional investors’ holdings, which include, but are not limited to, the following categories: custodian nominees, trustee companies, mutual funds (open-end and closed-end funds), and other investment companies.

Index Availability. The Dow Jones Indexes are calculated continuously and are available from major data vendors.

Component Selection Criteria Applicable to Dow Jones Subsector Indexes. On a quarterly basis, Dow Jones conducts reviews of the float-adjusted market capitalizations and weightings of the securities in each Dow Jones Subsector Index. Other than the Dow Jones U.S. Select Home Construction Index, on the last business day of the month prior to the Quarterly Review, a security must have a $500 million float-adjusted market capitalization to be added to the Dow Jones Subsector Index; securities with a float-adjusted market capitalization below $250 million will be removed from the applicable Dow Jones Subsector Index. After the close of trading on the NYSE on the Wednesday prior to the quarterly review, each Dow Jones Subsector Index’s composition is adjusted to meet the following concentration limits:

•	No single Index component may have a weight greater than 25% of the Dow Jones Subsector Index.

•	The sum of the weights of the Index components that are individually greater than 5% may not be greater than 45% of the Dow Jones Subsector Index.

•	The sum of the weights of the five largest Index components may not be greater then 65% of the Dow Jones Subsector Index.

Dow Jones U.S. Basic Materials Index

Number of Components: approximately 78

Index Description. The Dow Jones U.S. Basic Materials Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the Basic Materials industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Consumer Goods Index

Number of Components: approximately 149

Index Description. The Dow Jones U.S. Consumer Goods Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the consumer goods industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Consumer Services Index

Number of Components: approximately 249

Index Description. The Dow Jones U.S. Consumer Services Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the consumer services industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Financials Index

Number of Components: approximately 297

Index Description. The Dow Jones U.S. Financials Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the financial industry of the Dow Jones U.S. Total Market Index. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Financial Services Index

Number of Components: approximately 146

Index Description. The Dow Jones U.S. Financial Services Index is a subset of the Dow Jones U.S. Financials Index. The Index is capitalization-weighted and includes only companies in the real estate and general finance sectors of the Dow Jones U.S. Financials Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Health Care Index

Number of Components: approximately 163

Index Description. This Dow Jones U.S. Health Care Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the healthcare industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Industrials Index

Number of Components: approximately 251

Index Description. The Dow Jones U.S. Industrials Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the industrials industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Oil & Gas Index

Number of Components: approximately 90

Index Description. The Dow Jones U.S. Oil & Gas Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Real Estate Index

Number of Components: approximately 85

Index Description. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financials Index. The Index is capitalization-weighted and includes only companies in the Real Estate sector of the Dow Jones U.S. Financials Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Select Aerospace & Defense Index

Number of Components: approximately 32

Index Description. The Dow Jones U.S. Select Aerospace & Defense Index is a subset of the Dow Jones U.S. Industrial Goods & Services Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Dividend Index

Number of Components: approximately 100

Index Description. The Dow Jones U.S. Select Dividend Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (i.e., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have a minimum 3-month average trading volume of 200,000 shares a day. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends.

Dow Jones U.S. Select Health Care Providers Index

Number of Components: approximately 50

Index Description. The Dow Jones U.S. Select Health Care Providers Index is a subset of the Dow Jones U.S. Health Care Equipment and Services Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Home Construction Index

Number of Components: approximately 21

Index Description. The Dow Jones U.S. Select Home Construction Index is a subset of the Dow Jones U.S. Household Goods Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Insurance Index

Number of Components: approximately 76

Index Description. The Dow Jones U.S. Select Insurance Index is a subset of the Dow Jones U.S. Financials Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Investment Services Index

Number of Components: approximately 23

Index Description. The Dow Jones U.S. Select Investment Services Index is a subset of the Dow Jones U.S. General Financial Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Medical Equipment Index

Number of Components: approximately 46

Index Description. The Dow Jones U.S. Select Medical Equipment Index is a subset of the Dow Jones U.S. Health Care Equipment and Services Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Oil Equipment & Services Index

Number of Components: approximately 56

Index Description. The Dow Jones U.S. Select Oil Equipment & Services Index is a subset of the Dow Jones U.S. Oil & Gas Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Oil Exploration & Production Index

Number of Components: approximately 60

Index Description. The Dow Jones U.S. Select Oil Exploration & Production Index is a subset of the Dow Jones U.S. Oil & Gas Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Pharmaceuticals Index

Number of Components: approximately 40

Index Description. The Dow Jones U.S. Select Pharmaceuticals Index is a subset of the Dow Jones U.S. Pharmaceuticals and Biotechnology Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Select Regional Banks Index

Number of Components: approximately 87

Index Description. The Dow Jones U.S. Select Regional Banks Index is a subset of the Dow Jones U.S. Banks Index. The Index is a free-float adjusted market capitalization-weighted index.

Dow Jones U.S. Technology Index

Number of Components: approximately 236

Index Description. The Dow Jones U.S. Technology Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the technology industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Telecommunications Index

Number of Components: approximately 20

Index Description. The Dow Jones U.S. Telecommunications Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the telecommunications industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Total Market Index

Number of Components: approximately 1,604

Index Description. The Dow Jones U.S. Total Market Index serves as the underlying index in the Dow Jones U.S. Large-Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Index is a capitalization-weighted index, so the impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 94% of the market capitalization of listed U.S. equities.

Dow Jones Transportation Average Index

Number of Components: approximately 20

Index Description. The Dow Jones Transportation Average Index measures the performance of companies from the Industrial Transportation, Airline and General Industrial Services industries of the U.S. equity market. Companies are selected for inclusion in the Index by the editors of The Wall Street Journal. The Index, for practical purposes, is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted based on the price of the component securities, with the highest priced securities generally having higher weighting in the Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Utilities Index

Number of Components: approximately 71

Index Description. The Dow Jones U.S. Utilities Index is a subset of the Dow Jones U.S. Total Market Index. The Index is capitalization-weighted and includes only companies in the utilities industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The FTSE/Xinhua China 25 Index Generally

Component Selection Criteria. The FTSE/Xinhua China 25 Index is primarily rule-based, but is also monitored by a governing committee. The Secretary to the FTSE/Xinhua China 25 Index Committee is responsible for conducting the quarterly review of constituents for the FTSE/Xinhua China 25 Index and for recommending to the FTSE/Xinhua China 25 Index Committee any constituents to be inserted or deleted as part of the quarterly review. All eligible securities are ranked by their current full market capitalizations.

Eligibility. Each security included in the Index is a current constituent of the FTSE All-World Index. All classes of equity securities in issue are eligible for inclusion in the FTSE/Xinhua China 25 Index subject to conforming with free-float and liquidity restrictions. H shares and Red Chip shares are eligible for inclusion in the Index.

Float-Adjusted Market Capitalization. When calculating index weights, individual constituents’ shares held by governments, corporations, strategic partners, or other control groups are excluded from the company’s outstanding shares. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent’s weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Liquidity. Stocks are screened to ensure there is sufficient liquidity to be traded. Factors in determining liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed on a monthly basis to ensure ample liquidity.

Index Maintenance and Issue Changes. The FTSE/Xinhua China 25 Index Committee is responsible for undertaking the review of the FTSE/Xinhua China 25 Index and for approving changes of constituents. The FTSE Global Classification Committee is responsible for the industry classification of constituents of the FTSE/Xinhua China 25 Index within the FTSE Global Classification System. The FTSE Global Classification Committee may approve changes to the FTSE Global Classification System and Management Rules. FTSE/Xinhua appoints the Chairman and Deputy Chairman of the FTSE/Xinhua China 25 Index Committee. The Chairman, or in his absence Deputy Chairman, will chair meetings of the Committee and will represent that Committee outside meetings. The Chairman and Deputy Chairman of the FTSE/Xinhua China 25 Index Committee are collectively responsible for approving constituent changes to the FTSE/Xinhua China 25 Index between meetings of the Committee on advice from the Secretary to the Committee and as permitted and as specified by the Ground Rules. Adjustments to reflect a major change in the amount or structure of a constituent company’s issued capital will be made before the start of the index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the index calculation on the day following the announcement of the change. Adjustments generally are made before the start of the index calculations on the day concerned, unless market conditions prevent this.

Additions. A company will be inserted into the FTSE/Xinhua China 25 Index at the periodic review if it rises to the 15th position or above when the eligible companies are ranked by full market value before the application of any investibility weightings.

Deletions. A company in the FTSE/Xinhua China 25 Index will be deleted at the periodic review if it falls to the 36th position or below when the eligible companies are ranked by full market value before the application of any investibility weighting. Any deletion to the Index will simultaneously entail an addition to the Index in order to maintain 25 Index constituents at all times.

Revisions to the Float Adjustments. The FTSE/Xinhua China 25 Index is reviewed quarterly for changes in free float. These reviews will coincide with the quarterly reviews undertaken of the Index. Implementation of any changes will be after the close of the index calculation on the third Friday in January, April, July and October.

Quarterly Index Rebalancing. The quarterly review of the FTSE/Xinhua China 25 Index constituents takes place in January, April, July and October. Any constituent changes will be implemented on the next trading day following the third Friday of the same month of the review meeting. Details of the outcome of the review and the dates on which any changes are to be implemented will be published as soon as possible after the FTSE/Xinhua Index Committee meeting has concluded. Significant Index rebalancing may cause funds based on the Index to experience trading error.

Index Availability. The FTSE/Xinhua China 25 Index is calculated continuously during Hong Kong trading hours and is widely disseminated to major data vendors. The FTSE/Xinhua China 25 Index will not be calculated on Hong Kong public holidays.

Exchange Rates and Pricing. The FTSE/Xinhua China 25 Index uses Reuter’s real-time foreign exchange spot rates and Reuters real-time security prices. The FTSE/Xinhua China 25 Index is calculated in Hong Kong Dollars. Non Hong Kong Dollar denominated constituent prices are converted to Hong Kong Dollars in order to calculate the Index. The foreign exchange rates and security prices received form Reuters at the closing time of the Index are used to calculate the final index levels.

Inception Date. The inception date of the FTSE/Xinhua China 25 Index is March 16, 2001.

FTSE/Xinhua China 25 Index

Number of Components: 25

Index Description. The FTSE/Xinhua China 25 Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The securities in the Index are weighted based on the total market value of their shares. Securities with higher total market values generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to avoid over-concentration in any one stock.

The FTSE/Xinhua China 25 Index consists of two types of shares: “Red Chip” shares and “H” shares.

“Red Chip” shares are incorporated in Hong Kong and trade on the Hong Kong Stock Exchange. They are quoted in Hong Kong Dollars. Red Chip companies are substantially owned directly or indirectly by the Chinese Government and have the majority of their business interested in mainland China. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade “Red Chip” shares.

“H” shares are incorporated in China and nominated by the Central Government for listing and trading on the Hong Kong exchange. They are quoted and traded in Hong Kong and U.S. dollars. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade “H” shares.

The Chinese Equity Markets

General Background. Mainland China’s economy has been gradually transitioning from a centrally planned economy to a more market based economy. While the government continues to play a dominant role in the economy, the economic influence of individual citizens has been steadily increasing. Private enterprise continues to grow in place of the large state-owned enterprises, and foreign investment continues to contribute to economic growth. In 2003, with its 1.3 billion people, but a GDP of just $5,000 per capita, China stood as the second largest economy in the world after the U.S. (measured on a purchasing power parity basis). Accession to the World Trade Organization in 2001 helps strengthen China’s ability to maintain strong growth rates, but challenges the hybrid system of strong political controls and growing market influences.

China’s chief industries include iron and steel, cement, chemical fertilizers, footwear, toys, food processing, automobiles, consumer electronics, telecommunications, coal, machine building, armaments, textiles and apparel, and petroleum. China’s main exports are machinery and equipment, textiles and clothing, footwear, toys and sporting goods, and mineral fuels. China’s main imports consists of machinery and equipment, mineral fuels, plastics, iron and steel, chemicals.

Reporting, Accounting and Auditing. The mainland China reporting, accounting and auditing standards differ from U.S. standards. In general, Chinese corporations do not provide all of the disclosures required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Goldman Sachs Indices Generally

Component Selection Criteria. The starting universe for eligible securities (i.e., “components”) of the Goldman Sachs Sector Index are companies classified by the Goldman Sachs Investment research department as belonging to a Goldman Sachs Sector Index industry or sector. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on the Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Sector Index. Certain ADRs that have been a traditional part of the portfolios of U.S. institutional investors are also eligible. Limited Partnerships, and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float (i.e., holdings in excess of 10% by an individual, corporation or family trust) below 20% are not eligible. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

The index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index’s inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit. If the combined weight of all the constituents with an index weight greater than 5% in a sector index exceeds 50%, the largest stocks in the sector will be capped using a sliding scale until the combined weight is less than 50%.

Issue Changes. The Goldman Sachs Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company’s total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit as of a rebalancing date or that fail to meet certain float and share turnover requirements shall be removed after the close on the effective date of the rebalancing. Changes to a company’s shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at the next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company’s number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase of common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective the close of that date.

Index Availability. The Goldman Sachs Investments are calculated continuously and are available from major data vendors.

Goldman Sachs Natural Resources Sector Index

Number of Components: approximately 124

Index Description. The Goldman Sachs Natural Resources Sector Index is a modified capitalization-weighted index: the constituent stocks are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and the combined weight of the nine largest constituents cannot exceed 45% at rebalancing. In this way, the impact of a component’s price change on the Index is generally proportional to the issue’s total market value, but no one stock will dominate the index. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Goldman Sachs Technology Sector Index

Number of Components: approximately 231

Index Description. The Goldman Sachs Technology Sector Index is a modified capitalization-weighted index. In a modified capitalization index, the weightings of large issuers is capped in order to reduce the impact of a small number of large capitalization stocks. The constituent stocks in this index are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and stocks with a weight greater than 5% in the index cannot exceed 50% of the index. In this way, the impact of a component’s price change on the Index is generally proportional to the issue’s total market value. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The index was introduced in July 1998 with a base value of 100 as of April 30, 1998 and a capitalization weighting limit of 7.5% as of the most recent rebalancing date. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Goldman Sachs Technology Industry Subsector Investments Generally

Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Subsector investments are companies classified by the Goldman Sachs Investment Research department as belonging to a Goldman Sachs Investment Research Sector Industry Classification System. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Technology Investments. Limited Partnerships and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float below 20% are not eligible. A company’s float shall reflect all adjustments to a company’s actual shares outstanding to account for holding in excess of 10% by an individual, corporation or family trust. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

Each index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index’s inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit of 8.5%.

Issue Changes. The Goldman Sachs Technology Industry Sector Investments are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company’s total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit, less than 10% float or less than 15% annualized share turnover as of a rebalancing date shall be removed after the close on the effective date of the rebalancing. Changes to a company’s shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company’s number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective at the close of that date.

Index Availability. The Goldman Sachs Technology Industry Sector Investments are calculated continuously and are available from major data vendors.

Goldman Sachs Technology Industry Multimedia Networking Index

Number of Components: approximately 32

Index Description. The Goldman Sachs Technology Industry Multimedia Networking Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100. The stocks are selected from a universe of technology stocks as categorized by the GSTI®.

Goldman Sachs Technology Industry Semiconductor Index

Number of Components: approximately 54

Index Description. The Goldman Sachs Technology Industry Semiconductor Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100. The stocks are selected from a universe of technology stocks as categorized by the GSTI®.

Goldman Sachs Technology Industry Software Index

Number of Components: approximately 44

Index Description. The Goldman Sachs Technology Industry Software Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect index mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100. The stocks are selected from a universe of technology stocks as categorized by the GSTI®.

The KLD Select SocialSM Index Generally

KLD Select SocialSM Index

Number of Components: approximately 220

Component Selection Criteria and Index Description. The KLD Select SocialSM Index is designed to maximize exposure to large capitalization companies that KLD determines have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000® Index. The KLD Select SocialSM Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the Russell 1000® Index and the S&P 500® Index. KLD evaluates each eligible company’s social and environmental performance using standardized criteria and assigns a “score” to each company. The selection process is designed so that companies with relatively higher scores are expected to have a higher representation in the Index than they do in the Russell 1000® Index. Companies with relatively lower scores are expected to have a lower representation in the Index than they do in the Russell 1000® Index. Exceptions may result from the constraint on tracking error. Companies that KLD determines are in the tobacco industry are excluded from the KLD Select SocialSM Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Russell 1000® Index measures the performance of the large capitalization sector of the U.S. equity market. The Russell 1000® Index includes approximately 92% of the market capitalization of all publicly traded U.S. equity securities. The Russell 1000® Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2006, the Russell 1000® Index represented approximately 91% of the total market capitalization of the Russell 3000 Index.

The S&P 500® Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2006, the Index included approximately 78% of the market capitalization of all publicly traded U.S. equity securities.

Issue Changes. General oversight responsibility for the KLD Select SocialSM Index, including overall policy guidelines and methodology, is handled by KLD Research & Analytics, Inc. Announcements of Index changes will generally be made two (2) business days in advance of the anticipated effective date, although, for exceptional corporate events, announcements may be made earlier.

Index Maintenance. Maintaining the KLD Select SocialSM Index includes monitoring and completing the adjustments for company additions and deletions, share changes of more than 10%, stock splits, stock dividends, and stock price adjustments due to restructurings, spin-offs and other corporate actions. Companies may be removed from the KLD Select SocialSM Index as a result of mergers, acquisitions, bankruptcies, or other restructurings and are removed from the Index as close as possible to the actual date on which the event occurred.

The Index will be rebalanced on the Monday following the third Friday in September, December and March. The rebalancing reflects changes due to float factors and the social and environmental scores assigned to companies by KLD. The Index will be reconstituted annually on June 30 to reflect changes to the universe as well as changes in market conditions, corporate actions and changes in the social and environmental scores of companies.

Index Availability. The KLD Select SocialSM Index is calculated continuously and is available from major data vendors.

The Morningstar Indices Generally

Component Selection Criteria. The Morningstar Index family is based on the same methodology as the well-known Morningstar Style Box™. The Morningstar Indices are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Morningstar Indices, a stock must be listed on the NYSE, the AMEX, or NASDAQ, domiciled in the U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security’s liquidity score is based on its average monthly trading volume in U.S. dollars. ADRs, American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies are not eligible for inclusion in the Morningstar Indexes.

Morningstar uses a dynamic percentage-based approach to divide its U.S. Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile).

Issue Changes. Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

Index Maintenance. The Morningstar Indexes are reconstituted twice annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day’s closing index values have been determined.

Index Availability. Morningstar Indices are calculated continuously and are available from major data vendors.

Morningstar Large Core Index

Number of Components: approximately 98

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). All large capitalization stocks are then designated as “core”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Large Growth Index

Number of Components: approximately 105

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Large Value Index

Number of Components: approximately 93

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Mid Core Index

Number of Components: approximately 250

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Mid Growth Index

Number of Components: approximately 235

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try and track the Index.

Morningstar Mid Value Index

Number of Components: approximately 224

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Small Core Index

Number of Components: approximately 374

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Small Growth Index

Number of Components: approximately 360

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try and track the Index.

Morningstar Small Value Index

Number of Components: approximately 324

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “small capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core”, “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

The MSCI Indices Generally

In General. The MSCI Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. (“MSCI”), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indices have covered the world’s developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Local stock exchanges traditionally calculated their own indices that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same criteria and calculation methodology across all markets for all single country standard equity indices, developed and emerging.

MSCI single country standard equity indices are notable for the depth and breadth of their coverage. MSCI’s single country standard equity indices generally seek to have 85% of the free float-adjusted market capitalization of a country’s stock market reflected in the MSCI Index for that country. The MSCI single country standard equity indices seek to balance the inclusiveness of an “all share” index against the replicability of a “blue chip” index.

The MSCI value and growth indices are subsets of the MSCI single country standard equity indices and seek to target approximately 50% of the market capitalization represented by the underlying standard equity index for each country.

MSCI Single Country Standard Equity Indices

Weighting. Effective May 31, 2002, all single-country MSCI equity indices are free-float weighted, i.e., companies are included in the indices at the value of their free public float (free float, multiplied by price). MSCI defines “free float” as total shares excluding shares held by strategic investors such as governments, corporations, controlling shareholders and management, and shares subject to foreign ownership restrictions. MSCI’s single country standard equity indices generally seek to have 85% of the free float-adjusted market capitalization of a country’s stock market represented within each industry group, within each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country’s weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policies among MSCI developed and emerging market indices is critical to the calculation of certain combined developed and emerging market indices published by MSCI.

Selection Criteria. To construct relevant and accurate equity indices for the global institutional investor, MSCI undertakes an index construction process that involves: (i) defining the equity universe; (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors; (iii) classifying the universe of securities under the Global Industry Classification Standard (the “GICS”); and (iv) selecting securities for inclusion according to MSCI’s index construction rules and guidelines.

Defining the Universe. The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 global country markets. MSCI classifies each company and its securities in only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

Adjusting the Total Market Capitalization of Securities in the Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security, using MSCI’s definition of free float; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.

Classifying Securities Under the GICS. In addition to the free float-adjustment of market capitalization, all securities in the universe are assigned to an industry-based hierarchy that describes their business activities. To this end, MSCI has designed, in conjunction with Standard & Poor’s, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI’s objective of reflecting broad and fair industry representation in its indices.

Selecting Securities for Index Inclusion. In order to ensure a broad and fair representation in the indices of the diversity of business activities in the universe, MSCI follows a “bottom-up” approach to index construction, building indices up to the industry group level. The bottom-up approach to index construction requires a thorough analysis and understanding of the characteristics of the universe. This analysis drives the individual security selection decisions, which aim to reflect the overall features of the universe in the country index. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) each company’s business activities and the diversification that its securities would bring to the index; (ii) the size (based on free float-adjusted market capitalization) and liquidity of the securities of the company; and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity, and/or securities that do not have an estimated free float greater than 15%. Exceptions to this general rule are made only in significant cases, where exclusion of a security of a large company would compromise the index’s ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.

Under MSCI’s free float-adjustment methodology, a constituent’s inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with an a free float of less than 15% that are included on an exceptional basis, the Estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate the MSCI Indices are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI uses the FX rates published by WM Reuters at 4:00 p.m. London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of “snapshots” of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to 5 decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indices. The MSCI Indices are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI Indices, emphasis is also placed on continuity, replicability and minimizing turnover in the Indices. Maintaining the MSCI Indices involves many aspects, including: (i) additions to, and deletions from, the Indices; (ii) and changes in number of shares; and (iii) changes in Foreign Inclusion Factors (“FIFs”) as a result of updated free float estimates.

Potential additions are analyzed not only with respect to their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI’s methodology, including the index constituent eligibility rules and guidelines.

In assessing deletions, it is important to emphasize that indices must represent the full-investment cycle, including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not deleted because they continue to be good representatives of their industry group. As a general policy, changes in number of shares are coordinated with changes in FIFs to accurately reflect the investability of the underlying securities. In addition, MSCI continuously strives to improve the quality of its free float estimates and the related FIFs. Additional shareholder information may come from better disclosure by companies or more stringent disclosure requirements by a country’s authorities. It may also come from MSCI’s ongoing examination of new information sources for the purpose of further enhancing free float estimates and better understanding shareholder structures. When MSCI identifies useful additional sources of information, it seeks to incorporate them into its free float analysis.

Overall, index maintenance can be described by three broad categories of implementation of changes:

•	Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

•	Quarterly index reviews, aimed at promptly reflecting other significant market events;

•	Ongoing event-related changes, such as mergers and acquisitions, which generally are rapidly implemented in the indices as they occur.

Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables. These changes are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard equity indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and November. Any single country indices may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

MSCI EAFE Growth and Value. The objective of MSCI’s Growth and Value Index design is to divide constituents of the underlying MSCI Country Indices into a growth index and value index, each representing approximately 50% of the free float-adjusted market capitalization of the underlying index.

MSCI defines the value and growth characteristics for index construction using different attributes for value and growth. Value characteristics are evaluated based on the following three variables: book value to price ratio, 12-months forward earnings to price ratio and dividend yield. Growth characteristics are evaluated based on the following five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate and current internal growth rate, long-term historical EPS growth trend, long-term historical sales per share growth trend.

MSCI constructs and maintains its growth and value indices by allocating securities and their free float-adjusted market capitalizations to the appropriate growth and value indices, during the semi-annual style index reviews of May and November. MSCI’s construction of the growth and value indices for each country index involves the following steps: (i) determining the values of the variables used to specify growth and value characteristics for each security, (ii) calculating the z-scores of each variable for each security, (iii) aggregating the style scores for each security to determine the security’s overall style characteristics, (iv) assigning initial style inclusion factors for each security and (v) representing the 50% free float-adjusted market capitalization target by allocating securities to the growth and value indices after applying buffer rules.

MSCI EAFE® Index

Number of Components: approximately 1,130

Index Description. The MSCI EAFE® Index is commonly used as a measure of international stock performance. Constituents of the Index include securities from Europe, Australasia (Australia and Asia) and the Far East.

Calculation Methodology. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE Index calculated with net dividends reinvested. “Net dividends” means dividends after reduction for taxes withheld at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rates may differ from that applicable to United States residents.

The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

MSCI EAFE® Growth Index

Number of Components: approximately 673

Index Description. The MSCI EAFE® Growth Index is a subset of the MSCI EAFE Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified as growth style generally tend to have higher forecasted growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both growth and value style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the growth or value style. It is possible for a single security to have representation in both the growth and value style indices, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Fund uses a Representative Sampling strategy to try to track the Index.

MSCI EAFE® Value Index

Number of Components: approximately 578

Index Description. The MSCI EAFE® Value Index is a subset of the MSCI EAFE Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style. Securities classified as value style generally tend to have higher book value to price ratios, higher forward earnings to price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indices, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Fund uses a Representative Sampling strategy to try to track the Index.

The NASDAQ Biotechnology Index Generally

Component Selection Criteria. To be eligible for inclusion in the Index, the security’s U.S. listing must be exclusively on the NASDAQ Stock Market (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing) and meet the following criteria:

•	the issuer of the security must be classified according to the Industry Classification Benchmark classification system as either biotechnology or pharmaceuticals;

•	the security must be listed on the NASDAQ National Market;

•	the security must have a market capitalization of at least $200 million;

•	the security must have an average daily trading volume of at least 100,000 shares;

•	the security must have “seasoned” on The NASDAQ Stock Market or another recognized market for at least 6 months (generally a company is considered to be seasoned by NASDAQ if it has been listed on a market for at least six months; in the case of spin-offs, the operating history of the spin-off will be considered);

•	the security may not be issued by an issuer currently in bankruptcy proceedings; and

•	the issuer of the security may not have entered into a definitive agreement or other arrangement which would result in the security no longer being index eligible within the next six months; and the issuer of the security may not have annual financial statements with an audit opinion which the auditor or the company have indicated cannot be currently relied upon.

Issue Changes. The Index will be subject to reexamination on a quarterly basis. The weights of Index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest component is greater than 24%; or (2) the collective weight of those Index securities whose individual current weights are in excess of 4.5%, when added together, exceed 48.0% of the Index. In addition, NASDAQ may conduct a special rebalancing if it is determined necessary to maintain the integrity of the Index. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index security exceeds 24.0%, then the weights of all large stocks will be scaled down proportionately towards the average weight by enough for the adjusted weight of the single largest Index security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 4.5%, if their “collective weight” exceeds 48.0%, then the weights of all large stocks will be scaled down proportionately towards the average weight by just enough for the “collective weight”, so adjusted, to be set to 40.0%.

Semi-annual Ranking Review. The Index securities are evaluated semi-annually based on market data. Securities currently within the Index must meet the maintenance criteria of $100 million in market capitalization, and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are retained in the Index provided that such security met the maintenance criteria in the previous semi-annual ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed and Index-eligible securities not currently in the Index are added. Changes will occur after the close of trading on the third Friday in May and November. The data used in the ranking includes end of March and September NASDAQ market data and is updated for total shares outstanding submitted in a publicly filed SEC document via EDGAR through the end of April and October.

Index Maintenance. NASDAQ monitors securities in the Index every day with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. NASDAQ has adopted the following weight adjustment procedures with respect to such changes. Changes in total shares outstanding arising from stock splits, stock dividends, or spin-offs are generally made to the Index on the evening prior to the effective date of such corporate action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, NASDAQ adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

Index Availability. The NASDAQ Biotechnology Index is calculated continuously and widely disseminated to major data vendors.

NASDAQ Biotechnology Index

Number of Components: 164

Index Description. The NASDAQ Biotechnology Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Index began with a base of 200.00.

The NYSE Indices Generally

Component Selection Criteria. The NYSE Indices track the performance of specified NYSE-listed securities. The Indices are maintained according to a rules-based methodology. The Indices are capitalization-weighted, adjusted for free-float shares and calculated on a price and total return basis. The Indices are weighted by float-adjusted market capitalization, rather than full market capitalization, in order to better reflect the actual number of shares available to investors. The Indices are published every business day, and real-time updates are disseminated to financial data vendors whenever the NYSE is open.

Issue Changes. The weightings of securities (i.e., “components”) in each Index is reviewed quarterly based on market-capitalization and free-float data (with the exception of the NYSE Composite, NYSE Energy, NYSE Financial and NYSE Health Care Indices, each of which is rebalanced on an on going basis). All index-component companies must meet the substantive listing requirements of the NYSE; components that fail to meet such requirements are dropped from the Indexes. Quarterly reviews are implemented during March, June, September, and December. Changes in index composition and related weight may also be necessary on an ongoing basis to reflect extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components and changes of more than 10% in the number of outstanding shares of an Index.

Index Maintenance. Index maintenance includes monitoring and implementing the adjustments for component additions and deletions, share changes, stock splits, stock dividends, corporate restructurings, spin-offs, or other corporate actions. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the component companies in the Index. Other corporate actions, such as share issuances, change the aggregate free-float adjusted market capitalization of the Indices and require additional adjustments. Corporate actions will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Indexes’ components will be announced at least two business days prior to their implementation date.

If trading in a security is suspended while the NYSE is open, the last traded price for that security on the NYSE is used for all subsequent index computations until trading resumes. If trading is suspended before the opening of the NYSE on a given day, the security’s adjusted closing price from the previous day is used to calculate the Index. Until a particular security opens, its adjusted closing price from the previous day is used in the Index computation.

Index Availability. The NYSE Indices are calculated continuously and are available from major data vendors.

NYSE Composite Index

Number of Components: approximately 2,030

Index Overview and Description. The NYSE Composite Index is weighted using free-float market capitalization, and calculated on both price (i.e., real time) and total return (i.e., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with the NYSE.

Methodology. Only common stocks, ADRs, REITs and tracking stocks listed on the NYSE are eligible for inclusion in the Index. Multiple classes of shares of the same issuer are eligible to be included in the Index. Preferred stocks, closed-end funds, exchange- traded funds, trust units, shares of beneficial interest, shares in limited partnerships, and derivative securities (such as warrants and rights) are not eligible for inclusion in the Index.

Calculation and Dissemination. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day’s closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis beginning when the first traded price of any of the Index components are received.

Weighting. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and control groups are excluded from an issuer’s available float when determining Index weightings.

NYSE U.S. 100 Index

Number of Components: 100

Index Overview and Description. The NYSE U.S. 100 Index is weighted using free-float market capitalization and is calculated on both price (i.e., real-time) and total return (i.e., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with NYSE.

Methodology. Only common stocks and other securities that have the characteristics of common equities of U.S. companies listed on the NYSE are eligible for inclusion in the Index. Fixed-dividend shares and securities such as convertible notes, warrants, rights, mutual funds, unit investment trusts, closed-end fund shares, shares in limited partnerships and tracking stocks are not eligible for inclusion in the Index. Companies that have less than 100,000 shares in average daily trading volume for the preceding three months are ineligible for inclusion in the Index. If a company has multiple share classes, only the class of shares that has the highest average daily trading volume during the preceding three months is included in the Index.

Calculation and Dissemination. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day’s closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis, beginning when the first traded price of any of the Index components are received.

Weighting. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and other control groups are excluded from a company’s available float when determining Index weightings.

Index Maintenance. The Index is rebalanced quarterly, with an “80-120” buffer applied to limit turnover. When the eligible universe is ranked by market capitalization, all stocks (components and new components) in the top 80 are automatically included in the Index while all stocks ranked below 120, including prior components, are automatically excluded. The remaining components are selected from stocks falling between 80 and 120, starting with the highest ranked prior components. If all prior components in this group have been added to the Index and spaces are still left, new components are added, starting with the largest capitalization stocks. Initial public offerings (“IPOs”) and new listings are eligible for inclusion at the quarterly rebalancing following their sale or listing, provided that their market capitalization and trading volumes have met the threshold for inclusion for at least five trading days. However, if an IPO company or new listing would be in the top 25% of the Index’s market capitalization, it may be included between reviews, provided that a minimum notification period of two business days is observed.

In addition to the scheduled quarterly rebalancing, the Index is rebalanced on an ongoing basis to accommodate extraordinary events, such as delistings, bankruptcies, mergers and acquisitions and changes of more than 10% in the number of outstanding shares of an Index component.

The Russell Indices Generally

Component Selection Criteria. The securities in the Russell Indices (sometimes referred to as the “components”) are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. The starting universe for the Russell 3000® Index, all U.S. exchange and NASDAQ listed companies, is ranked by decreasing total market capitalization. The Russell 2000® Index and the Russell 1000® Index are subsets of the Russell 3000® Index. All U.S. incorporated companies listed on a U.S. exchange are considered for inclusion with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Although only one class of security is allowed into the Russell Indices, all common classes are combined to determine total market capitalization and available float. Tracking stocks are considered individually for membership. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization.

For all Russell Indices, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. Each Russell Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the investments over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant

Indices. When acquisitions or mergers take place, the stock’s capitalization moves to the acquiring stock, hence, mergers have no effect on Index total capitalization if the acquiring stock is part of the Index. The only additions between reconstitution dates are as a result of spin-offs and initial public offerings.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs and quarterly initial public offerings. In addition, significant float adjustments due to outstanding share capital changes actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

Index Availability. The Russell Indices are calculated continuously and are available from major data vendors.

Russell 3000® Index

Number of Components: approximately 2,942

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies incorporated in the U.S. and its territories. The Russell 3000 Index represents approximately 98 % of the market capitalization of listed U.S. equities and is a leading benchmark of the broad U.S. equity market.

Russell 3000® Growth Index

Number of Components: approximately 1,988

Index Description. The Russell 3000 Growth Index measures the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 3000 that have higher price-to-book ratios and higher forecasted growth and represents approximately 49% of the total market capitalization of the Russell 3000 Index. The Index represents approximately 47% of the market capitalization of listed U.S. equities.

Russell 3000® Value Index

Number of Components: approximately 1,947

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 3000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 51% of the total market capitalization of the Russell 3000 Index. The Index represents approximately 48% of the market capitalization of listed U.S. equities.

Russell 2000® Index

Number of Components: approximately 1,981

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying Index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted Index consisting of the 2000 smallest companies in the Russell 3000 Index. The Index represents approximately 8% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap equity market.

Russell 2000® Growth Index

Number of Components: approximately 1,357

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. The Russell 2000 Growth Index represents approximately 4% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap growth equity market.

Russell 2000® Value Index

Number of Components: approximately 1,316

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 2000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. The Index represents approximately 4% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap value equity market.

Russell 1000® Index

Number of Components: approximately 961

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying Index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted Index consisting of the 1000 largest companies in the Russell 3000. The Index represents approximately 90% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap U.S. market.

Russell 1000® Growth Index

Number of Components: approximately 631

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted Index consisting of those companies within the Russell 1000 Index that have higher price-to-book ratios and higher forecasted growth and represents approximately 49% of the total market capitalization of the Russell 1000 Index. The Index represents approximately 43% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap growth U.S. market.

Russell 1000® Value Index

Number of Components: approximately 631

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 51% of the total market capitalization of the Russell 1000 Index. The Index represents approximately 44% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap value U.S. market.

Russell Microcap™ Index

Number of Components: approximately 2,000

Index Description. The Russell Microcap™ Index measures the microcap sector of the U.S. equity market. The Russell Microcap™ Index consists of approximately the 1,000 smallest companies in the Russell 3000 Index plus the next smallest 1,000 companies in the equity universe as determined by Russell. The Index is a capitalization-weighted index and includes companies ranging in total market capitalization from approximately $67 million to $612 million, though these amounts may change from time to time. The Index represents approximately 3% of the market capitalization of listed U.S. equity securities.

Russell Midcap® Index

Number of Components: approximately 761

Index Description. The Russell Midcap Index is a capitalization-weighted index consisting of approximately the 800 smallest companies in the Russell 1000 Index. The Index represents approximately 26% of the market capitalization of listed U.S. equities and is a widely used benchmark of the U.S. mid cap equity market.

Russell Midcap® Growth Index

Number of Components: approximately 489

Index Description. The Russell Midcap Growth Index is a capitalization-weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 48% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth.

Russell Midcap® Value Index

Number of Components: approximately 504

Index Description. The Russell Midcap Value Index is a capitalization-weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 52% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth.

The S&P Indices Generally

Component Selection Criteria for Domestic Investments. The Standard & Poor’s Index Committee is responsible for the overall management of the S&P Indices. Companies (i.e., the “components”) selected for the investments represent a broad range of industry segments within the U.S. economy. The starting universe, all publicly traded U.S. companies, is screened to eliminate ADRs, mutual funds, limited partnerships and royalty trusts. The following criteria are then analyzed to determine a company’s eligibility for inclusion in the investments: (i) ownership of a company’s outstanding common shares, in order to screen out closely held companies; (ii) trading volume of a company’s stock, in order to ensure ample liquidity and efficient share pricing; and (iii) the financial and operating condition of a company.

Component Selection Criteria for International Indices. All securities comprising 95% of the eligible investable universe in fourteen European markets and the United Kingdom for the S&P Euro 350; 70% of the market value of the Japanese equity market for the S&P Tokyo Stock Price Index (“TOPIX”) 150; 30% of the estimated total market capitalization for the region’s largest countries for the S&P Latin America 40, were considered for inclusion. Where there were multiple classes of a particular equity, all classes were deemed eligible if they met the criteria for size, liquidity and sector representation. The securities in the universe are ranked according to Global Industry Classification Standards (“GICS”). Generally, S&P observes a prospective constituent’s liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g., certain privatizations). When a particular company dominates its home market, it may be excluded from the Index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries. The international Indices may include ADRs and GDRs.

Issue Changes. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.

A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant Index as close as possible to the actual date on which the event occurred. A company can be removed from an Index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

When calculating index weights, individual constituents’ shares held by governments, corporations, strategic partners, or other control groups are excluded from the company’s shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent’s weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Once a year, the float adjustments will be reviewed. Each company’s financial statements will be used to update the major shareholders’ ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action (i.e., privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiration of futures contracts). Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on www.spglobal.com.

Index Availability. The S&P Indices are calculated continuously and are available from major data vendors.

S&P 100 Index

Number of Components: 100

Index Description. The S&P 100 Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500 Index

Number of Components: 500

Index Description. The S&P 500 Index serves as the underlying index for the S&P 500/Citigroup Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500/Citigroup Growth Index*

Number of Components: approximately 303

Index Description. The S&P 500/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

S&P 500/Citigroup Value Index*

Number of Components: approximately 351

Index Description. The S&P 500/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

S&P MidCap 400 Index

Number of Components: 400

Index Description. The S&P MidCap 400 Index serves as the underlying index for the S&P 400/Citigroup Growth and Value Index series. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market.

S&P MidCap 400/Citigroup Growth Index*

Number of Components: approximately 235

Index Description. The S&P MidCap 400/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

S&P MidCap 400/Citigroup Value Index*

Number of Components: approximately 302

Index Description. The S&P MidCap 400/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

S&P SmallCap 600 Index

Number of Components: 600

Index Description. The S&P SmallCap 600 Index serves as the underlying index for the S&P 600/Citigroup Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600/Citigroup Growth Index*

Number of Components: approximately 356

Index Description. The S&P SmallCap 600/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

S&P SmallCap 600/Citigroup Value Index*

Number of Components: approximately 459

Index Description. The S&P SmallCap 600/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s float-adjusted market value, which is the share price multiplied by the number of publicly available shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

*	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

S&P Composite 1500 Index

Number of Components: approximately 1,500

Index Description. The S&P Composite 1500 Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indices, which together represent approximately 90% of the total U.S. equity market. The securities in the Index are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total market values have a larger representation in the Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2006, the S&P 500 Index included 78% of the market capitalization of all publicly-traded U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1 billion and $4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market.

S&P Global 100 Index

Number of Components: 101

Index Description. The S&P Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company’s global reach. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The composition of the Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2006, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Italy, Japan, South Korea, Netherlands, Spain, Sweden, Switzerland, the United Kingdom and the United States.

S&P Global Energy Sector Index

Number of Components: approximately 60

Index Description. The S&P Global Energy Sector Index is designed to measure the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2006, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Hong Kong, Italy, Japan Norway, Spain, the United Kingdom and the United States.

S&P Global Financials Sector Index

Number of Components: approximately 239

Index Description. The S&P Global Financials Sector Index is designed to measure the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2006, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, South Korea, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

S&P Global Healthcare Sector Index

Number of Components: approximately 81

Index Description. The S&P Global Healthcare Sector Index is designed to measure the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2006, the Index is comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Ireland, Japan, Switzerland, the United Kingdom and the United States.

S&P Global Information Technology Sector Index

Number of Components: approximately 125

Index Description. The S&P Global Information Technology Sector Index is designed to measure the performance of companies S&P deems to be part of the technology sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2006, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Italy, Japan, South Korea, Netherlands, Sweden, Taiwan, the United Kingdom and the United States.

S&P Global Telecommunications Sector Index

Number of Components: approximately 40

Index Description. The S&P Global Telecommunications Sector Index is designed to measure the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2006, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chile, France, Germany, Greece, Hong Kong, Italy, Japan, South Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

S&P Europe 350 Index

Number of Components: 350

Index Description. The S&P Europe 350 Index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P’s ten market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P Latin America 40 Index

Number of Components: 40

Index Description. The S&P Latin America 40 Index is constructed with the addition of a float-adjustment factor. The size of its region mirrors its regional investable equity universe sector weights, based on adjusted market capitalization.

S&P/TOPIX 150 Index

Number of Components: 150

Index Description. The S&P/TOPIX 150 Index is constructed with the addition of a float-adjustment factor.

Investment Limitations

The Board has adopted as fundamental investment policies the investment objectives of the iShares Goldman Sachs Natural Resources Index Fund, iShares Russell 1000 Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Midcap 400 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares Goldman Sachs Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund, and iShares S&P 500 Index Fund. The investment objective of each of these Funds cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. However, the Board has adopted as non-fundamental policies the investment objectives of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares Goldman Sachs Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares NYSE 100 Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares Dow Jones Select Dividend Index Fund, and iShares S&P 500 Index Fund will not:

1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in disposing of portfolio securities.

All Funds (other than the iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares Goldman Sachs Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares NYSE 100 Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 500 Index Fund) will not:

1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund’s investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be “readily marketable” if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund (other than the iShares Morningstar Index Funds) has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Each of the iShares Morningstar Index Funds has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index. Each Morningstar Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is not longer met, a Morningstar Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution”, as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio, and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 111 Funds within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees an additional 25 portfolios within the fund complex. The address of each Trustee and Officer is c/o Barclays Global Investors, N.A. 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee.

Trustees and Officers

Name (Year of Birth) Interested Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (1961)	Interested Trustee, Chairman, and President (since 2003).	Chief Executive Officer of Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003) and Chief Executive Officer, Global Index and Markets Group of BGI (2005-present).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez (1962)	Interested Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of iShares, Inc.; Director (since 2003) of Larkin Street Youth Services.

*	Lee Kranefuss and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Name (Year of Birth) Independent Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee/Officer
Independent Trustees

Richard K. Lyons (1961)	Independent Trustee (since 2000).	Executive Associate Dean (since 2005) and Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Master Investment Portfolio and Barclays Global Investors Funds; Director (since 2002) of iShares, Inc.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G.C. Parker (1939)	Independent Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert (1949)	Independent Trustee (since 2005)	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004 -2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty (1943)	Independent Trustee (since 2005)	Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan (1955)	Independent Trustee (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Michael Latham (1965)	Secretary, Treasurer and Principal Financial Officer (since 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997 - 2000).	None.

The following table sets forth, as of December 31, 2005, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

NAME OF TRUSTEE	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Richard K. Lyons	iShares Lehman 1-3 Year Treasury Bond iShares S&P 500 LifePath 2030 Portfolio	$50,001-$100,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond iShares Russell 3000 iShares GS $ InvesTop™ Corporate Bond iShares Dow Jones Select Dividend	$50,001-$100,000 Over $100,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

John E. Martinez	iShares MSCI EAFE iShares Russell 1000 iShares Russell 1000 Value iShares S&P 500	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
NAME OF TRUSTEE	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
George G.C. Parker

iShares Dow Jones Select Dividend

iShares FTSE/Xinhua China 25

iShares GS $ InvesTop™ Corporate Bond

iShares Lehman 1-3 Year Treasury Bond

iShares MSCI EAFE

iShares MSCI Emerging Markets

iShares MSCI Mexico

iShares Russell 1000 Value

iShares Russell 2000

iShares Russell 2000 Value

iShares S&P 100

iShares S&P 500

iShares S&P 500 Growth

iShares S&P 500 Value

iShares S&P Midcap 400

iShares S&P Midcap 400 Value

iShares S&P Global 100

Over $100,000
$50,001 - $100,000
Over $100,000
$10,001 - $50,000
Over $100,000
Over $100,000
$50,001 - $100,000
Over $100,000
$50,001 - $100,000
Over $100,000
Over $100,000
Over $100,000
$10,001 - $50,000
$50,001 - $100,000
Over $100,000
Over $100,000
		$10,001 - $50,000	Over $100,000

W. Allen Reed*	None	Not Applicable	Not Applicable

Cecilia H. Herbert	iShares MSCI Hong Kong iShares MSCI Japan iShares Dow Jones Consumer Goods Sector iShares Dow Jones U.S. Healthcare iShares Dow Jones Select Dividend iShares S&P 500 Index iShares FTSE/Xinhua China 25	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000 Over $100,000 $50,001 - $100,000	Over $100,000

Charles A. Hurty	iShares S&P 500 Index iShares FTSE/Xinhua China 25 iShares Dow Jones Financial Sector iShares Dow Jones U.S. Energy Sector iShares Dow Jones U.S. Technology Sector iShares MSCI EAFE iShares MSCI Japan	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

John E. Kerrigan	iShares Russell 1000	Over $100,000	Over $100,000

*	Served as Trustee through June 30, 2006.

As of December 31, 2005, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members owned beneficially or of record any securities of BGFA (the Fund’s investment adviser), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit and Nominating Committees of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust’s financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during the calendar year ended December 31, 2005.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates’ qualifications for board membership, including their independence from the Funds’ investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. The Nominating Committee met one time during the calendar year ended December 31, 2005.

Remuneration of Trustees. Effective January 1, 2006, the Trust pays each Independent Trustee and John Martinez, an interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board’s Audit committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Trustee. During the period April 1, 2005 through January 1, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $45,000 for meetings of the Board attended by each Trustee; also the Trust paid each Independent Trustee who served as a chairperson of a Board committee an annual fee of $2,500. Prior to April 1, 2005, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $32,500 for meetings of the Board attended by each Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2005.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0
John E. Martinez	$41,875	Not Applicable	Not Applicable	$83,750

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

**	Includes compensation for service on the Board of Directors of iShares, Inc.

***	Lee T. Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2005.

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
John B. Carroll***	$8,125	Not Applicable	Not Applicable	$16,250
Richard K. Lyons	$41,875	Not Applicable	Not Applicable	$108,750	****
George G.C. Parker	$43,750	Not Applicable	Not Applicable	$87,500
W. Allen Reed†	$43,750	Not Applicable	Not Applicable	$87,500
Cecilia H. Herbert[1]	$22,500	Not Applicable	Not Applicable	$45,000
Charles A. Hurty[1]	$22,500	Not Applicable	Not Applicable	$45,000
John E. Kerrigan[1]	$22,500	Not Applicable	Not Applicable	$45,000

[1]	Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan were elected to serve as Independent Trustees of the Trust effective August 11, 2005.

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

**	Includes compensation for service on the Board of Directors of iShares, Inc.

***	Served as Trustee through March 1, 2005.

****	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 27 funds also advised by BGFA and/or for which BGFA provides administration services.

†	Served as Trustee through June 30, 2006.

Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as June 30, 2006.

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of June 31, 2006, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Name of Fund	Percentage of Ownership
iShares Dow Jones Select Dividend Index Fund
Pershing	6.15%
Salomon Smith Barney Inc.	7.12%
Merrill Lynch Safekeeping	8.94%
National Financial Services Corporation	10.42%
Charles Schwab & Co., Inc.	15.42%
iShares MSCI EAFE Index Fund
National Financial Services Corporation	5.09%
The Bank of New York	5.39%
Northern Trust Company	8.21%
Charles Schwab & Co., Inc.	8.51%
iShares MSCI EAFE Growth Index Fund
Merrill Lynch Safekeeping	5.34%
Salomon Smith Barney Inc.	5.91%
Charles Schwab & Co., Inc.	7.20%
The Bank of New York	10.90%
Mellon Trust of New England	12.40%
Brown Brothers Harriman & Co.	16.95%

Name of Fund	Percentage of Ownership
iShares MSCI EAFE Value Index Fund
Merrill Lynch Safekeeping	5.29%
Bear, Stearns Securities Corp.	5.71%
Charles Schwab & Co., Inc.	7.10%
National Financial Services Corporation	7.39%
Salomon Smith Barney Inc.	7.48%
Mellon Trust of New England	8.87%
The Bank of New York	14.50%
iShares FTSE/Xinhua China 25 Index Fund
UBS PaineWebber Incorporated	5.03%
Brown Brothers Harriman & Co.	5.29%
Salomon Smith Barney Inc.	6.12%
Merrill Lynch Safekeeping	6.58%
National Financial Services Corporation	8.89%
Charles Schwab & Co., Inc.	10.16%
iShares Dow Jones U.S. Broker-Dealers Index Fund
Timber Hill LLC	15.03%
Merrill Lynch Safekeeping	15.61%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	16.79%
Lehman Brothers, Inc.	26.99%
iShares Dow Jones U.S. Insurance Index Fund
Spear, Leeds & Kellogg	97.77%
iShares Dow Jones U.S. Regional Banks Index Fund
Charles Schwab & Co., Inc.	5.56%
Timber Hill LLC	8.12%
Spear, Leeds & Kellogg	75.79%
iShares NASDAQ Biotechnology Index Fund
Banc of America Securities LLC, Montgomery Division	5.72%
National Financial Services Corporation	6.85%
Charles Schwab & Co., Inc.	8.79%
Salomon Smith Barney Inc.	10.25%
iShares Cohen and Steers Realty Majors Index Fund
Merrill Lynch Safekeeping	6.55%
Pershing	7.35%
National Financial Services Corporation	9.65%
Charles Schwab & Co., Inc.	11.75%
iShares Dow Jones U.S. Utilities Sector Index Fund
Wachovia First Clearing Corporation	5.40%
National Financial Services Corporation	6.55%
Salomon Smith Barney Inc.	9.21%
Charles Schwab & Co., Inc.	9.24%
A G Edwards	11.03%
Merrill Lynch Safekeeping	12.67%
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
Timber Hill LLC	7.77%
Charles Schwab & Co., Inc.	9.80%
Spear, Leeds & Kellogg	55.42%

iShares S&P Europe 350 Index Fund
Wells Fargo Bank Minnesota, National Association	5.54%
National Financial Services Corporation	6.53%
Dean Witter Reynolds, Inc.	6.53%
Canadian Depository for Securities Ltd.	6.54%
Salomon Smith Barney Inc.	6.56%
Charles Schwab & Co., Inc.	7.41%
Brown Brothers Harriman & Co.	7.71%
iShares Dow Jones U.S. Oil Equipment & Services Index Fund
Charles Schwab & Co., Inc.	9.13%
Merrill Lynch Safekeeping	51.94%

iShares Goldman Sachs Natural Resources Index Fund
Salomon Smith Barney Inc.	6.14%
Pershing	7.60%
National Financial Services Corporation	11.02%
Charles Schwab & Co., Inc.	14.62%
iShares Goldman Sachs Technology Index Fund
Wachovia First Clearing Corporation	5.22%
J.P. Morgan Securities Inc.	5.25%
National Financial Services Corporation	6.75%
Citibank, N.A.	6.81%
Charles Schwab & Co., Inc.	8.77%
Salomon Smith Barney Inc.	14.74%
iShares Goldman Sachs Networking Index Fund
Wachovia First Clearing Corporation	5.81%
Merrill Lynch Safekeeping	6.68%
Charles Schwab & Co., Inc.	7.29%
Brown Brothers Harriman & Co.	8.77%
The Bank of New York	11.24%
Salomon Smith Barney Inc.	16.37%
iShares Goldman Sachs Software Index Fund
UBS PaineWebber Incorporated	5.01%
Merrill Lynch Safekeeping	5.79%
The Bank of New York	6.70%
Charles Schwab & Co., Inc.	8.16%
Wachovia First Clearing Corporation	9.33%
Brown Brothers Harriman & Co.	10.74%
Salomon Smith Barney Inc.	12.13%
iShares Goldman Sachs Semiconductor Index Fund
National Financial Services Corporation	5.08%
Wachovia First Clearing Corporation	5.81%
Merrill Lynch Safekeeping	6.14%
Charles Schwab & Co., Inc.	12.13%
Salomon Smith Barney Inc.	22.19%
iShares Dow Jones U.S. Pharmaceuticals Index Fund
Merrill Lynch, Pierce, Fenner & Smith Incorporated	17.49%
Merrill Lynch Safekeeping	68.82%
iShares Dow Jones U.S. Healthcare Providers Index Fund
Lehman Brothers, Inc.	8.84%
Banc of America Securities LLC, Montgomery Division	11.25%
Merrill Lynch Safekeeping	48.04%
iShares Dow Jones U.S. Medical Devices Index Fund
Charles Schwab & Co., Inc.	8.07%
Merrill Lynch Safekeeping	70.51%
iShares S&P MidCap 400 Index Fund
Pershing	5.24%
National Financial Services Corporation	10.67%
Charles Schwab & Co., Inc.	15.78%

Percentage of Ownership
iShares S&P MidCap 400 Value Index Fund
Merrill Lynch Safekeeping	5.38%
Dean Witter Reynolds, Inc.	5.92%
National Financial Services Corporation	10.24%
Charles Schwab & Co., Inc.	10.49%
A G Edwards	16.04%
iShares S&P MidCap 400 Growth Index Fund
Merrill Lynch Safekeeping	5.16%
National Financial Services Corporation	5.81%
State Street Bank and Trust Company	6.40%
Dean Witter Reynolds, Inc.	6.78%
Charles Schwab & Co., Inc.	8.86%
A G Edwards	21.09%
iShares S&P SmallCap 600 Index Fund
Salomon Smith Barney Inc.	5.03%
Deutsche Bank A.G., New York Branch	5.13%
Mellon Trust of New England	5.24%
National Financial Services Corporation	7.21%
Charles Schwab & Co., Inc.	11.89%
iShares S&P SmallCap 600 Value Index Fund
Wachovia First Clearing Corporation	5.43%
Pershing	5.44%
Dean Witter Reynolds, Inc.	6.14%
Salomon Smith Barney Inc.	7.80%
Merrill Lynch Safekeeping	8.56%
National Financial Services Corporation	11.37%
Charles Schwab & Co., Inc.	13.45%
iShares S&P SmallCap 600 Growth Index Fund
The Bank of New York	5.21%
Salomon Smith Barney Inc.	6.14%
Dean Witter Reynolds, Inc.	6.84%
Pershing	8.00%
Merrill Lynch Safekeeping	8.64%
National Financial Services Corporation	8.79%
Charles Schwab & Co., Inc.	11.57%
iShares S&P Latin America 40 Index Fund
Pershing	5.21%
Merrill Lynch Safekeeping	5.47%
Charles Schwab & Co., Inc.	11.14%
National Financial Services Corporation	11.85%
iShares S&P Global 100 Index Fund
National Financial Services Corporation	6.17%
Pershing	6.75%
Charles Schwab & Co., Inc.	8.33%
Mellon Trust of New England	28.59%

iShares S&P 1500 Index Fund
Northern Trust Company	6.10%
Robert W. Baird & Co. Incorporated	6.41%
Bank of America, National Association	9.80%
National Financial Services Corporation	9.96%
US Bank (Firstar Bank), N.A.	10.59%
Charles Schwab & Co., Inc.	15.26%
iShares Dow Jones U.S. Aerospace & Defense Index Fund
Merrill Lynch Safekeeping	7.22%
Lehman Brothers, Inc.	15.57%
Morgan Stanley & Co. Incorporated	31.58%
Spear, Leeds & Kellogg	33.88%
iShares Dow Jones U.S. Home Construction Index Fund
The Bank of New York	7.08%
Timber Hill LLC	10.16%
Charles Schwab & Co., Inc.	10.50%
Merrill Lynch Safekeeping	64.33%
iShares S&P/TOPIX 150 Index Fund
Pershing	5.04%
Brown Brothers Harriman & Co.	5.40%
Chase Manhattan Bank	7.66%
National Financial Services Corporation	8.22%
Charles Schwab & Co., Inc.	8.73%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	9.97%
Merrill Lynch Safekeeping	11.14%
iShares S&P 500 Value Index Fund
Pershing	6.82%
Dean Witter Reynolds, Inc.	8.39%
Merrill Lynch Safekeeping	9.29%
National Financial Services Corporation	11.17%
Charles Schwab & Co., Inc.	15.02%
iShares S&P 500 Index Fund
Charles Schwab & Co., Inc.	11.32%
Morgan Stanley & Co. Incorporated	20.43%
iShares S&P 500 Growth Index Fund
Pershing	6.54%
Dean Witter Reynolds, Inc.	8.36%
National Financial Services Corporation	8.56%
Merrill Lynch Safekeeping	8.85%
Charles Schwab & Co., Inc.	15.38%
iShares Russell 1000 Index Fund
National Financial Services Corporation	8.83%
Charles Schwab & Co., Inc.	17.53%
Barclays Global Investors, N.A.	29.64%

iShares Russell Microcap™ Index Fund
The Bank of New York	5.35%
Timber Hill LLC	5.49%
Wells Fargo Bank Minnesota, National Association	5.57%
Goldman, Sachs & Co.	5.69%
Pershing	5.78%
Citibank, N.A.	6.48%
National Financial Services Corporation	11.46%
Charles Schwab & Co., Inc.	13.28%
iShares Russell 1000 Value Index Fund
Barclays Global Investors, N.A.	5.98%
Merrill Lynch Safekeeping	6.69%
Salomon Smith Barney Inc.	7.09%
National Financial Services Corporation	7.31%
Pershing	9.38%
Charles Schwab & Co., Inc.	10.58%
iShares Russell 1000 Growth Index Fund
Chase Manhattan Bank	6.46%
National Financial Services Corporation	6.81%
Merrill Lynch Safekeeping	6.83%
Charles Schwab & Co., Inc.	10.52%
Salomon Smith Barney Inc.	10.67%
iShares Russell 2000 Index Fund
National Financial Services Corporation	5.98%
Charles Schwab & Co., Inc.	9.50%
Barclays Global Investors, N.A.	15.50%
iShares Russell 2000 Value Index Fund
Merrill Lynch Safekeeping	5.46%
Goldman, Sachs & Co.	6.71%
Barclays Global Investors, N.A.	6.87%
National Financial Services Corporation	8.04%
Charles Schwab & Co., Inc.	9.27%
iShares Russell 2000 Growth Index Fund
Salomon Smith Barney Inc.	5.82%
National Financial Services Corporation	6.62%
Northern Trust Company	7.32%
Charles Schwab & Co., Inc.	7.89%
Pershing	7.90%
iShares Russell MidCap Growth Index Fund
Northern Trust Company	5.18%
Wachovia First Clearing Corporation	6.32%
Salomon Smith Barney Inc.	6.38%
Charles Schwab & Co., Inc.	6.76%
National Financial Services Corporation	8.95%
iShares Russell MidCap Index Fund
Mellon Trust of New England	5.55%
Pershing	5.77%
Salomon Smith Barney Inc.	5.91%
The Bank of New York	6.40%
National Financial Services Corporation	6.87%
Charles Schwab & Co., Inc.	9.52%

iShares Russell MidCap Value Index Fund
Pershing	6.31%
Charles Schwab & Co., Inc.	8.45%
National Financial Services Corporation	8.95%
Barclays Global Investors, N.A.	13.44%
iShares Russell 3000 Index Fund
Mellon Trust of New England	7.52%
Salomon Smith Barney Inc.	8.45%
National Financial Services Corporation	11.28%
Northern Trust Company	11.32%
Charles Schwab & Co., Inc.	15.68%
iShares Russell 3000 Value Index Fund
Merrill Lynch Safekeeping	5.57%
The Bank of New York	7.47%
Pershing	8.13%
SEI Trust Company	8.66%
Charles Schwab & Co., Inc.	11.27%
National Financial Services Corporation	11.49%
iShares Russell 3000 Growth Index Fund
Merrill Lynch Safekeeping	6.22%
National Financial Services Corporation	7.90%
Pershing	7.98%
Salomon Smith Barney Inc.	9.52%
Northern Trust Company	10.15%
Charles Schwab & Co., Inc.	19.53%
iShares S&P Global Energy Sector Index Fund
Merrill Lynch Safekeeping	5.60%
Pershing	5.76%
Charles Schwab & Co., Inc.	8.46%
National Financial Services Corporation	9.11%
Brown Brothers Harriman & Co.	19.83%
iShares S&P Global Financials Sector Index Fund
Pershing	5.44%
UBS PaineWebber Incorporated	7.57%
Merrill Lynch Safekeeping	7.58%
National Financial Services Corporation	7.89%
Charles Schwab & Co., Inc.	11.51%
Salomon Smith Barney Inc.	13.89%
iShares S&P Global Healthcare Sector Index Fund
Pershing	5.05%
National Financial Services Corporation	6.47%
Merrill Lynch Safekeeping	8.14%
Charles Schwab & Co., Inc.	9.65%
Salomon Smith Barney Inc.	10.11%
Brown Brothers Harriman & Co.	16.16%

iShares S&P Global Technology Sector Index Fund
Merrill Lynch Safekeeping	5.77%
National Financial Services Corporation	5.99%
UBS PaineWebber Incorporated	5.99%
Brown Brothers Harriman & Co.	6.27%
US Bank (Firstar Bank), N.A.	6.42%
Salomon Smith Barney Inc.	7.48%
Goldman, Sachs & Co.	8.05%
Charles Schwab & Co., Inc.	9.66%
iShares S&P Global Telecommunications Sector Index Fund
UBS PaineWebber Incorporated	5.17%
Pershing	5.40%
Comerica Bank	5.49%
Brown Brothers Harriman & Co.	6.04%
National Financial Services Corporation	8.99%
Merrill Lynch Safekeeping	10.11%
Salomon Smith Barney Inc.	10.77%
Charles Schwab & Co., Inc.	11.85%
iShares Dow Jones U.S. Consumer Services Index Fund
Dean Witter Reynolds, Inc.	5.53%
UBS PaineWebber Incorporated	5.57%
Charles Schwab & Co., Inc.	6.17%
Wachovia First Clearing Corporation	6.48%
Merrill Lynch Safekeeping	6.84%
Salomon Smith Barney Inc.	17.79%
A G Edwards	19.24%
iShares Dow Jones U.S. Energy Sector Index Fund
UBS PaineWebber Incorporated	5.31%
Pershing	6.21%
Wachovia First Clearing Corporation	6.85%
Charles Schwab & Co., Inc.	8.68%
National Financial Services Corporation	9.02%
Merrill Lynch Safekeeping	9.63%
Salomon Smith Barney Inc.	10.25%
iShares Dow Jones U.S. Financial Sector Index Fund
UBS PaineWebber Incorporated	7.50%
Merrill Lynch Safekeeping	7.59%
Charles Schwab & Co., Inc.	8.26%
Wachovia First Clearing Corporation	8.44%
National Financial Services Corporation	8.65%
Dean Witter Reynolds, Inc.	9.06%
Salomon Smith Barney Inc.	16.61%
iShares Dow Jones U.S. Financial Services Index Fund
Merrill Lynch Safekeeping	5.66%
Brown Brothers Harriman & Co.	6.41%
Charles Schwab & Co., Inc.	7.78%
Wachovia First Clearing Corporation	8.13%
National Financial Services Corporation	8.63%
Salomon Smith Barney Inc.	16.69%

iShares Dow Jones U.S. Healthcare Sector Index Fund
Dean Witter Reynolds, Inc.	5.44%
Salomon Smith Barney Inc.	6.28%
Merrill Lynch Safekeeping	7.50%
National Financial Services Corporation	7.74%
Charles Schwab & Co., Inc.	8.72%
A G Edwards	16.15%
iShares Dow Jones U.S. Industrial Sector Index Fund
UBS PaineWebber Incorporated	6.16%
Charles Schwab & Co., Inc.	6.64%
Dean Witter Reynolds, Inc.	6.65%
National Financial Services Corporation	8.08%
Salomon Smith Barney Inc.	12.18%
Merrill Lynch Safekeeping	12.74%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund
Dean Witter Reynolds, Inc.	5.10%
National Financial Services Corporation	6.33%
UBS PaineWebber Incorporated	6.42%
Salomon Smith Barney Inc.	10.22%
Merrill Lynch Safekeeping	11.84%
Charles Schwab & Co., Inc.	14.48%
iShares Dow Jones U.S. Basic Materials Sector Index Fund
Wachovia First Clearing Corporation	5.87%
Merrill Lynch Safekeeping	6.00%
Pershing	7.79%
National Financial Services Corporation	9.65%
Charles Schwab & Co., Inc.	11.50%
Salomon Smith Barney Inc.	12.33%
iShares Dow Jones U.S. Real Estate Index Fund
Chase Manhattan Bank	6.82%
National Financial Services Corporation	8.88%
Charles Schwab & Co., Inc.	8.97%
iShares Dow Jones Transportation Average Index Fund
Wachovia First Clearing Corporation	5.20%
Charles Schwab & Co., Inc.	5.69%
Merrill Lynch Safekeeping	7.59%
National Financial Services Corporation	8.19%
Goldman, Sachs & Co.	13.72%
Salomon Smith Barney Inc.	13.75%
iShares Dow Jones U.S. Technology Sector Index Fund
UBS PaineWebber Incorporated	5.39%
Wachovia First Clearing Corporation	5.77%
The Bank of New York	5.78%
Salomon Smith Barney Inc.	8.62%
Dean Witter Reynolds, Inc.	9.51%
Charles Schwab & Co., Inc.	9.97%
Merrill Lynch Safekeeping	10.69%

iShares Dow Jones U.S. Total Market Index Fund
Salomon Smith Barney Inc.	5.00%
American Enterprise Investment	6.14%
National Investor Services Corp.	6.47%
Pershing	7.77%
Merrill Lynch Safekeeping	8.01%
National Financial Services Corporation	16.32%
Charles Schwab & Co., Inc.	17.13%
iShares Dow Jones U.S. Telecommunications Sector Index Fund
Charles Schwab & Co., Inc.	5.10%
Salomon Smith Barney Inc.	7.35%
SEI Trust Company	8.12%
Merrill Lynch Safekeeping	12.37%
The Bank of New York	15.40%
A G Edwards	16.68%
iShares Morningstar Large Core Index Fund
First National Bank of Omaha	5.27%
Charles Schwab & Co., Inc.	5.96%
Salomon Smith Barney Inc.	8.65%
Merrill Lynch Safekeeping	8.66%
Pershing	9.46%
American Enterprise Investment	11.61%
National Financial Services Corporation	12.55%
iShares Morningstar Large Growth Index Fund
American Enterprise Investment	5.59%
Salomon Smith Barney Inc.	7.59%
Merrill Lynch Safekeeping	8.34%
The Bank of New York	9.97%
National Financial Services Corporation	10.13%
Pershing	11.56%
Charles Schwab & Co., Inc.	16.55%
iShares Morningstar Large Value Index Fund
American Enterprise Investment	6.15%
National Investor Services Corp.	6.27%
Salomon Smith Barney Inc.	6.99%
Pershing	8.39%
Charles Schwab & Co., Inc.	9.21%
Merrill Lynch Safekeeping	10.57%
National Financial Services Corporation	15.95%
iShares Morningstar Mid Core Index Fund
Wachovia First Clearing Corporation	5.74%
Salomon Smith Barney Inc.	6.26%
American Enterprise Investment	6.73%
Charles Schwab & Co., Inc.	7.46%
National Financial Services Corporation	7.59%
Dain Rauscher Incorporated	7.84%
Pershing	7.95%
Merrill Lynch Safekeeping	11.73%

iShares Morningstar Mid Growth Index Fund
Charles Schwab & Co., Inc.	7.43%
National Investor Services Corp.	7.55%
National Financial Services Corporation	9.04%
Pershing	11.34%
Wachovia First Clearing Corporation	30.16%
iShares Morningstar Mid Value Index Fund
Salomon Smith Barney Inc.	6.93%
State Street Bank & Trust	6.98%
American Enterprise Investment	7.21%
Merrill Lynch Safekeeping	7.24%
Wachovia First Clearing Corporation	8.27%
National Financial Services Corporation	9.13%
Pershing	9.37%
Charles Schwab & Co., Inc.	11.40%
iShares Morningstar Small Core Index Fund
Salomon Smith Barney Inc.	6.74%
Wachovia First Clearing Corporation	7.09%
American Enterprise Investment	7.63%
Dain Rauscher Incorporated	7.93%
Merrill Lynch Safekeeping	8.07%
Pershing	9.62%
National Financial Services Corporation	12.37%
Charles Schwab & Co., Inc.	13.23%
iShares Morningstar Small Growth Index Fund
Merrill Lynch Safekeeping	5.10%
Salomon Smith Barney Inc.	7.40%
Pershing	8.18%
American Enterprise Investment	8.40%
National Financial Services Corporation	13.35%
Charles Schwab & Co., Inc.	16.25%
iShares Morningstar Small Value Index Fund
Salomon Smith Barney Inc.	5.79%
American Enterprise Investment	6.14%
M&I Marshall & Ilsley Bank	6.17%
Wachovia First Clearing Corporation	8.30%
Charles Schwab & Co., Inc.	9.45%
Pershing	9.68%
Merrill Lynch Safekeeping	11.61%
National Financial Services Corporation	14.20%
iShares KLD Select SocialSM Index Fund
Charles Schwab & Co., Inc.	9.20%
State Street Bank and Trust Company	47.71%
iShares NYSE 100 Index Fund
Barclays Global Investors, N.A.	10.53%
Wachovia First Clearing Corporation	72.44%
iShares NYSE Composite Index Fund
Pershing	5.72%
National Financial Services Corporation	10.00%
Brown Brothers Harriman & Co.	22.46%
Charles Schwab & Co., Inc.	29.07%
iShares S&P 100 Index Fund
Morgan Stanley & Co. Incorporated	5.57%
First Options of Chicago, Inc.	5.71%
Charles Schwab & Co., Inc.	8.82%
Goldman, Sachs & Co.	11.44%
Mellon Trust of New England	18.99%

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below.

Fund	Management Fee	Fund Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2006		Management Fees Paid for Fiscal Year Ended 2005	Management Fees Paid for Fiscal Year Ended 2004
iShares Cohen & Steers Realty Majors Index Fund	0.35%	01/29/01	4/30	$5,991,329		$3,715,531	$1,875,786
iShares Dow Jones Select Dividend Index Fund	0.40%	11/03/03	4/30	27,966,383		16,102,974	1,843,588	#
iShares Dow Jones Transportation Average Index Fund	0.48%	10/06/03	4/30	1,087,487		496,584	69,614	#
iShares Dow Jones U.S. Aerospace & Defense Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.48%	06/12/00	4/30	2,383,861		2,162,553	1,431,135
iShares Dow Jones U.S. Broker-Dealers Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	0.48%	06/12/00	4/30	2,561,674		2,101,520	887,525
iShares Dow Jones U.S. Consumer Services Sector Index Fund	0.48%	06/12/00	4/30	1,465,524		1,223,613	936,060
iShares Dow Jones U.S. Energy Sector Index Fund	0.48%	06/12/00	4/30	4,864,971		2,915,019	1,157,936
iShares Dow Jones U.S. Financial Sector Index Fund	0.48%	05/22/00	4/30	2,124,027		1,636,988	1,249,444
iShares Dow Jones U.S. Financial Services Index Fund	0.48%	06/12/00	4/30	1,132,161		741,206	628,792
iShares Dow Jones U.S. Healthcare Providers Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Healthcare Sector Index Fund	0.48%	06/12/00	4/30	7,782,684		4,805,393	2,862,501
iShares Dow Jones U.S. Home Construction Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Industrial Sector Index Fund	0.48%	06/12/00	4/30	1,456,507		1,344,384	816,820
iShares Dow Jones U.S. Insurance Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Medical Devices Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Pharmaceuticals Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Real Estate Index Fund	0.48%	06/12/00	4/30	6,678,636		4,764,324	2,080,140
iShares Dow Jones U.S. Regional Banks Index Fund	0.48%	05/1/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Technology Sector Index Fund	0.48%	05/15/00	4/30	2,839,363		2,273,897	2,027,928
iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.48%	05/22/00	4/30	2,958,708		1,858,698	954,203
iShares Dow Jones U.S. Total Market Index Fund	0.20%	06/12/00	4/30	946,372		806,782	583,220
iShares Dow Jones U.S. Utilities Sector Index Fund	0.48%	06/12/00	4/30	4,352,060		3,178,855	2,675,439
iShares FTSE/Xinhua China 25 Index Fund	0.74%	10/05/04	7/31	12,563,116	**	4,010,649	N/A
iShares Goldman Sachs Natural Resources Index Fund	0.48%	10/22/01	7/31	5,323,157	**	2,358,153	738,702
iShares Goldman Sachs Networking Index Fund	0.48%	07/10/01	7/31	1,158,422	**	755,164	619,535
iShares Goldman Sachs Semiconductor Index Fund	0.48%	07/10/01	7/31	1,978,565	**	1,387,611	890,736
iShares Goldman Sachs Software Index Fund	0.48%	07/10/01	7/31	837,332	**	716,661	648,960
iShares Goldman Sachs Technology Index Fund	0.48%	03/13/01	7/31	1,338,105	**	988,419	731,811
iShares KLD Select SocialSM Index Fund	0.50%	01/24/05	4/30	474,451		34,773	N/A

Fund	Management Fee	Fund Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2006		Management Fees Paid for Fiscal Year Ended 2005	Management Fees Paid for Fiscal Year Ended 2004
iShares Morningstar Large Core Index Fund	0.20%	06/28/04	4/30	158,253		57,122	12,118	*
iShares Morningstar Large Growth Index Fund	0.25%	06/28/04	4/30	296,961		63,800	14,578	*
iShares Morningstar Large Value Index Fund	0.25%	06/28/04	4/30	247,373		71,808	15,586	*
iShares Morningstar Mid Core Index Fund	0.25%	06/28/04	4/30	222,426		64,589	6,228	*
iShares Morningstar Mid Growth Index Fund	0.30%	06/28/04	4/30	294,315		57,063	6,464	*
iShares Morningstar Mid Value Index Fund	0.30%	06/28/04	4/30	213,646		49,215	7,712	*
iShares Morningstar Small Core Index Fund	0.25%	06/28/04	4/30	137,364		64,908	18,705	*
iShares Morningstar Small Growth Index Fund	0.30%	06/28/04	4/30	121,908		43,729	8,325	*
iShares Morningstar Small Value Index Fund	0.30%	06/28/04	4/30	169,885		50,132	9,167	*
iShares MSCI EAFE Growth Index Fund	0.40%	08/01/05	7/31	400,963	**	N/A	N/A
iShares MSCI EAFE Index Fund	0.35%	08/14/01	7/31	75,575,012	**	46,995,227	20,603,858
iShares MSCI EAFE Value Index Fund	0.40%	08/01/05	7/31	520,313	**	N/A	N/A
iShares Nasdaq Biotechnology Index Fund	0.48%	02/05/01	3/31	7,769,619		6,122,499	3,555,679
iShares NYSE 100 Index Fund	0.20%	03/29/04	7/31	75,727	**	57,086	19,356	#
iShares NYSE Composite Index Fund	0.25%	03/30/04	7/31	73,060	**	29,128	10,729	#
iShares Russell 1000 Growth Index Fund	0.20%	05/22/00	3/31	8,840,582		4,850,893	2,452,127
iShares Russell 1000 Index Fund	0.15%	05/15/00	3/31	3,495,318		2,675,116	2,447,487
iShares Russell 1000 Value Index Fund	0.20%	05/22/00	3/31	10,905,088		7,432,460	3,698,281
iShares Russell 2000 Growth Index Fund	0.25%	07/24/00	3/31	5,719,225		4,473,542	3,065,713
iShares Russell 2000 Index Fund	0.20%	05/22/00	3/31	14,996,305		11,911,328	7,225,737
iShares Russell 2000 Value Index Fund	0.25%	07/24/00	3/31	7,268,551		5,722,265	3,052,040
iShares Russell 3000 Growth Index Fund	0.25%	07/24/00	3/31	453,625		293,501	217,413
iShares Russell 3000 Index Fund	0.20%	05/22/00	3/31	3,985,670		3,229,699	2,365,642
iShares Russell 3000 Value Index Fund	0.25%	07/24/00	3/31	1,061,219		685,284	352,437
iShares Russell Microcap™ Index Fund	0.60%	08/12/05	3/31	377,476		N/A	N/A
iShares Russell Midcap Growth Index Fund	0.25%	07/17/01	3/31	2,812,605		1,623,765	698,777
iShares Russell Midcap Index Fund	0.20%	07/17/01	3/31	3,117,428		1,757,868	711,664
iShares Russell Midcap Value Index Fund	0.25%	07/17/01	3/31	4,144,509		1,865,502	518,082
iShares S&P 100 Index Fund	0.20%	10/23/00	3/31	1,503,867		1,158,279	807,961
iShares S&P 500 Growth Index Fund[1]	0.18%	05/22/00	3/31	5,353,434		3,386,176	1,970,255
iShares S&P 500 Index Fund	0.09%	05/15/00	3/31	13,128,784		9,710,593	6,461,077
iShares S&P 500 Value Index Fund[2]	0.18%	05/22/00	3/31	5,353,021		4,401,512	2,230,484
iShares S&P 1500 Index Fund	0.20%	01/20/04	3/31	241,389		120,521	23,232	#
iShares S&P Europe 350 Index Fund	0.60%	07/25/00	3/31	7,555,788		5,481,763	3,299,161
iShares S&P Global 100 Index Fund	0.40%	12/05/00	3/31	1,475,948		921,838	412,967
iShares S&P Global Energy Sector Index Fund	0.48%	11/12/01	3/31	3,363,017		1,541,106	241,568
iShares S&P Global Financials Sector Index Fund	0.48%	11/12/01	3/31	603,553		281,138	137,379
iShares S&P Global Healthcare Sector Index Fund	0.48%	11/13/01	3/31	2,635,027		1,066,853	322,900
iShares S&P Global Technology Sector Index Fund	0.48%	11/12/01	3/31	430,798		195,919	102,307
iShares S&P Global Telecommunications Sector Index Fund	0.48%	11/12/01	3/31	340,189		177,985	98,156
iShares S&P Latin America 40 Index Fund	0.50%	10/25/01	3/31	4,292,113		757,549	203,852
iShares S&P MidCap 400 Growth Index Fund[3]	0.25%	07/24/00	3/31	3,756,882		2,298,624	1,236,192
iShares S&P MidCap 400 Index Fund	0.20%	05/22/00	3/31	6,076,818		4,014,624	2,583,387
iShares S&P MidCap 400 Value Index Fund[4]	0.25%	07/24/00	3/31	5,665,081		3,679,449	2,060,880
iShares S&P SmallCap 600 Growth Index Fund[5]	0.25%	07/24/00	3/31	2,963,374		2,049,460	1,258,284
iShares S&P SmallCap 600 Index Fund	0.20%	05/22/00	3/31	7,798,985		5,842,139	3,409,196
iShares S&P SmallCap 600 Value Index Fund[6]	0.25%	07/24/00	3/31	4,095,013		3,278,167	1,813,291
iShares S&P/TOPIX 150 Index Fund	0.50%	10/23/01	3/31	819,772		435,002	119,832

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

*	Fees shown are from fund inception to September 30, 2004 and are not audited.

**	Fees shown are for the period from August 1, 2005 to June 30, 2006 and are not audited.

#	Fees shown are from fund inception to 2004 fiscal year end.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations may (i) prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. The individuals named as Portfolio Managers in a Fund’s prospectus were also primarily responsible for the day-to-day management of certain Funds and certain types of other portfolios and/or accounts in addition to the Funds, as indicated in the table below as of April 30, 2006:

Patrick O’Connor

Types of Accounts	Number	Total Assets
Registered Investment Companies	96	$188,668,600,000
Other Pooled Investment Vehicles	1	$162,800,000
Other Accounts	10	$7,371,300,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Lisa Chen

Types of Accounts	Number	Total Assets
Registered Investment Companies	96	$188,668,600,000
Other Pooled Investment Vehicles	1	$162,800,000
Other Accounts	6	$7,371,500,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

As of September 1, 2006, Lisa Chen is no longer a Portfolio Manager of the Funds. In addition to Patrick O’Connor, S. Jane Leung is also primarily responsible for the day-to-day management of certain Funds and certain types of other portfolios and/or accounts, as indicated in the tables below as of July 31, 2006:

S. Jane Leung

Types of Accounts	Number	Total Assets
Registered Investment Companies	113	$189,983,600,000
Other Pooled Investment Vehicles	1	$148,500,000
Other Accounts	5	$100,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund, and Nasdaq Index Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund and Nasdaq Index Fund seeking such investment opportunity. As a consequence, from time to time the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, and Nasdaq Index Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund and Nasdaq Index Fund, the other portfolios or accounts managed by the Portfolio Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the S&P Index Funds, S&P Global Index Funds, Russell Index Funds, Dow Jones Index Funds, Goldman Sachs Index Funds, MSCI Index Funds, Morningstar Index Funds, NYSE Index Funds, Cohen & Steers Index Fund, KLD Select SocialSM Index Fund, FTSE/Xinhua China 25 Index Fund and Nasdaq Index Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager’s favoring those portfolios or accounts with incentive-based fee arrangements.

As of April 30, 2006, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. The Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. The Portfolio Manager’s salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of April 30, 2006, the Portfolio Managers beneficially owned shares of the Funds for which they are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Patrick O’Connor

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Cohen & Steers Realty Majors	X
iShares Dow Jones Select Dividend	X
iShares Dow Jones Transportation Average	X
iShares Dow Jones U.S. Aerospace & Defense	X
iShares Dow Jones U.S. Basic Materials Sector	X
iShares Dow Jones U.S. Broker-Dealers	X
iShares Dow Jones U.S. Consumer Goods Sector	X
iShares Dow Jones U.S. Consumer Services Sector	X
iShares Dow Jones U.S. Energy Sector	X
iShares Dow Jones U.S. Financial Sector	X
iShares Dow Jones U.S. Financial Services	X
iShares Dow Jones U.S. Healthcare Providers	X
iShares Dow Jones U.S. Healthcare Sector	X
iShares Dow Jones U.S. Home Construction	X
iShares Dow Jones U.S. Industrial Sector	X
iShares Dow Jones U.S. Insurance	X
iShares Dow Jones U.S. Medical Devices	X
iShares Dow Jones U.S. Oil Equipment & Services	X
iShares Dow Jones U.S. Oil & Gas Exploration & Production	X
iShares Dow Jones U.S. Pharmaceuticals	X
iShares Dow Jones U.S. Real Estate	X
iShares Dow Jones U.S. Regional Banks	X
iShares Dow Jones U.S. Technology Sector	X
iShares Dow Jones U.S. Telecommunications Sector	X
iShares Dow Jones U.S. Total Market	X
iShares Dow Jones U.S. Utilities Sector	X
iShares FTSE/Xinhua China 25	X
iShares Goldman Sachs Natural Resources	X
iShares Goldman Sachs Networking	X
iShares Goldman Sachs Semiconductor	X
iShares Goldman Sachs Software	X
iShares Goldman Sachs Technology	X
iShares KLD Select SocialSM	X
iShares MSCI EAFE Growth	X
iShares MSCI EAFE	X
iShares MSCI EAFE Value	X
iShares Morningstar Large Core	X
iShares Morningstar Large Growth	X
iShares Morningstar Large Value	X
iShares Morningstar Mid Core	X
iShares Morningstar Mid Growth	X
iShares Morningstar Mid Value	X
iShares Morningstar Small Core	X
iShares Morningstar Small Growth	X
iShares Morningstar Small Value	X
iShares Nasdaq Biotechnology	X
iShares NYSE 100	X
iShares NYSE Composite	X
iShares Russell 1000	X
iShares Russell 1000 Growth	X
iShares Russell 1000 Value	X
iShares Russell 2000	X
iShares Russell 2000 Growth	X
iShares Russell 2000 Value	X
iShares Russell 3000	X
iShares Russell 3000 Growth	X
iShares Russell 3000 Value	X
iShares Russell Microcap™	X
iShares Russell Midcap	X
iShares Russell Midcap Growth	X
iShares Russell Midcap Value	X
iShares S&P 100	X
iShares S&P 1500	X
iShares S&P MidCap 400	X
iShares S&P MidCap 400 Growth	X
iShares S&P MidCap 400 Value	X
iShares S&P 500	X
iShares S&P 500 Growth	X
iShares S&P 500 Value	X
iShares S&P SmallCap 600	X
iShares S&P SmallCap 600 Growth	X
iShares S&P SmallCap 600 Value	X
iShares S&P Europe 350	X
iShares S&P Global 100	X
iShares S&P Global Energy Sector	X
iShares S&P Global Financials Sector	X
iShares S&P Global Healthcare Sector	X
iShares S&P Global Technology Sector	X
iShares S&P Latin America 40	X
iShares S&P Telecommunications Sector	X
iShares S&P/TOPIX 150	X

Lisa Chen

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Cohen & Steers Realty Majors	X
iShares Dow Jones Select Dividend	X
iShares Dow Jones Transportation Average	X
iShares Dow Jones U.S. Aerospace & Defense	X
iShares Dow Jones U.S. Basic Materials Sector	X
iShares Dow Jones U.S. Broker-Dealers	X
iShares Dow Jones U.S. Consumer Goods Sector	X
iShares Dow Jones U.S. Consumer Services Sector	X
iShares Dow Jones U.S. Energy Sector	X
iShares Dow Jones U.S. Financial Sector	X
iShares Dow Jones U.S. Financial Services	X
iShares Dow Jones U.S. Healthcare Providers	X
iShares Dow Jones U.S. Healthcare Sector	X
iShares Dow Jones U.S. Home Construction	X
iShares Dow Jones U.S. Industrial Sector	X
iShares Dow Jones U.S. Insurance	X
iShares Dow Jones U.S. Medical Devices	X
iShares Dow Jones U.S. Oil Equipment & Services	X
iShares Dow Jones U.S. Oil & Gas Exploration & Production	X
iShares Dow Jones U.S. Pharmaceuticals	X
iShares Dow Jones U.S. Real Estate	X
iShares Dow Jones U.S. Regional Banks	X
iShares Dow Jones U.S. Technology Sector	X
iShares Dow Jones U.S. Telecommunications Sector	X
iShares Dow Jones U.S. Total Market	X
iShares Dow Jones U.S. Utilities Sector	X
iShares FTSE/Xinhua China 25	X
iShares Goldman Sachs Natural Resources	X
iShares Goldman Sachs Networking	X
iShares Goldman Sachs Semiconductor	X
iShares Goldman Sachs Software	X
iShares Goldman Sachs Technology	X
iShares KLD Select SocialSM	X
iShares MSCI EAFE Growth	X
iShares MSCI EAFE	X
iShares MSCI EAFE Value	X
iShares Morningstar Large Core	X
iShares Morningstar Large Growth	X
iShares Morningstar Large Value	X
iShares Morningstar Mid Core	X
iShares Morningstar Mid Growth	X
iShares Morningstar Mid Value	X
iShares Morningstar Small Core	X
iShares Morningstar Small Growth	X
iShares Morningstar Small Value	X
iShares Nasdaq Biotechnology	X
iShares NYSE 100	X
iShares NYSE Composite	X
iShares Russell 1000	X
iShares Russell 1000 Growth	X
iShares Russell 1000 Value	X
iShares Russell 2000	X
iShares Russell 2000 Growth	X
iShares Russell 2000 Value	X
iShares Russell 3000	X
iShares Russell 3000 Growth	X
iShares Russell 3000 Value	X
iShares Russell Microcap™	X
iShares Russell Midcap	X
iShares Russell Midcap Growth	X
iShares Russell Midcap Value	X
iShares S&P 100	X
iShares S&P 1500	X
iShares S&P MidCap 400	X
iShares S&P MidCap 400 Growth	X
iShares S&P MidCap 400 Value	X
iShares S&P 500	X
iShares S&P 500 Growth	X
iShares S&P 500 Value	X
iShares S&P SmallCap 600	X
iShares S&P SmallCap 600 Growth	X
iShares S&P SmallCap 600 Value	X
iShares S&P Europe 350	X
iShares S&P Global 100	X
iShares S&P Global Energy Sector	X
iShares S&P Global Financials Sector	X
iShares S&P Global Healthcare Sector	X
iShares S&P Global Technology Sector	X
iShares S&P Latin America 40	X
iShares S&P Telecommunications Sector	X
iShares S&P/TOPIX 150	X

As of July 31, 2006, Ms. Leung beneficially owned shares of the Funds for which she is primarily responsible for the day-to-day management in the amounts reflected in the following tables:

S. Jane Leung

Dollar Range
Name of iShares Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Cohen & Steers Realty Majors	X
iShares Dow Jones Select Dividend	X
iShares Dow Jones Transportation Average	X
iShares Dow Jones U.S. Aerospace & Defense	X
iShares Dow Jones U.S. Basic Materials Sector	X
iShares Dow Jones U.S. Broker-Dealers	X
iShares Dow Jones U.S. Consumer Goods Sector	X
iShares Dow Jones U.S. Consumer Services Sector	X
iShares Dow Jones U.S. Energy Sector	X
iShares Dow Jones U.S. Financial Sector	X
iShares Dow Jones U.S. Financial Services	X
iShares Dow Jones U.S. Healthcare Providers	X
iShares Dow Jones U.S. Healthcare Sector	X
iShares Dow Jones U.S. Home Construction	X
iShares Dow Jones U.S. Industrial Sector	X
iShares Dow Jones U.S. Insurance	X
iShares Dow Jones U.S. Medical Devices	X
iShares Dow Jones U.S. Oil Equipment & Services	X
iShares Dow Jones U.S. Oil & Gas Exploration & Production	X
iShares Dow Jones U.S. Pharmaceuticals	X
iShares Dow Jones U.S. Real Estate	X
iShares Dow Jones U.S. Regional Banks	X
iShares Dow Jones U.S. Technology Sector	X
iShares Dow Jones U.S. Telecommunications Sector	X
iShares Dow Jones U.S. Total Market	X
iShares Dow Jones U.S. Utilities Sector	X
iShares FTSE/Xinhua China 25		X
iShares Goldman Sachs Natural Resources	X
iShares Goldman Sachs Networking	X
iShares Goldman Sachs Semiconductor	X
iShares Goldman Sachs Software	X
iShares Goldman Sachs Technology	X
iShares KLD Select SocialSM	X
iShares MSCI EAFE Growth	X
iShares MSCI EAFE	X
iShares MSCI EAFE Value	X
iShares Morningstar Large Core	X
iShares Morningstar Large Growth	X
iShares Morningstar Large Value	X
iShares Morningstar Mid Core	X
iShares Morningstar Mid Growth	X
iShares Morningstar Mid Value	X
iShares Morningstar Small Core	X
iShares Morningstar Small Growth	X
iShares Morningstar Small Value	X
iShares Nasdaq Biotechnology	X
iShares NYSE 100	X
iShares NYSE Composite	X
iShares Russell 1000	X
iShares Russell 1000 Growth	X
iShares Russell 1000 Value	X
iShares Russell 2000	X
iShares Russell 2000 Growth	X
iShares Russell 2000 Value	X
iShares Russell 3000	X
iShares Russell 3000 Growth	X
iShares Russell 3000 Value	X
iShares Russell Microcap™		X
iShares Russell Midcap	X
iShares Russell Midcap Growth	X
iShares Russell Midcap Value	X
iShares S&P 100	X
iShares S&P 1500	X
iShares S&P MidCap 400	X
iShares S&P MidCap 400 Growth	X
iShares S&P MidCap 400 Value	X
iShares S&P 500		X
iShares S&P 500 Growth	X
iShares S&P 500 Value	X
iShares S&P SmallCap 600		X
iShares S&P SmallCap 600 Growth	X
iShares S&P SmallCap 600 Value	X
iShares S&P Europe 350	X
iShares S&P Global 100	X
iShares S&P Global Energy Sector	X
iShares S&P Global Financials Sector	X
iShares S&P Global Healthcare Sector	X
iShares S&P Global Technology Sector	X
iShares S&P Latin America 40	X
iShares S&P Telecommunications Sector	X
iShares S&P/TOPIX 150	X

Codes of Ethics. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Investors Bank’s principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee. The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted.

Fund	Fund Inception Date	Fiscal Year End	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2006		Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2005	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2004
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$132,407		$123,900	$124,903
iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	629,705		435,559	92,285	#
iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	14,615		9,120	5,897	#
iShares Dow Jones U.S. Aerospace & Defense Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	35,287		45,815	59,717
iShares Dow Jones U.S. Broker-Dealers Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	06/12/00	4/30	38,400		45,173	40,324
iShares Dow Jones U.S. Consumer Services Sector Index Fund	06/12/00	4/30	25,810		29,951	43,230
iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	63,203		55,663	47,617
iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	33,545		38,478	57,022
iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	20,228		19,492	32,208
iShares Dow Jones U.S. Healthcare Providers Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	105,853		95,188	114,538
iShares Dow Jones U.S. Home Construction Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	23,629		29,047	35,692
iShares Dow Jones U.S. Insurance Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Medical Devices Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Pharmaceuticals Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	89,357		100,021	87,813
iShares Dow Jones U.S. Regional Banks Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	40,735		48,115	84,370
iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	38,449		36,216	49,087
iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	48,785		57,857	83,229
iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	62,195		65,589	97,455
iShares FTSE/Xinhua China 25 Index Fund	10/05/04	7/31	412,063	*	137,608	N/A
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	85,904	*	48,133	35,084
iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	18,345	*	15,450	29,324
iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	30,886	*	27,028	41,708

iShares Goldman Sachs Software Index Fund	07/10/01	7/31	15,262	*	15,547	32,493
iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	23,237	*	22,507	34,892
iShares KLD Select SocialSM Index Fund	01/24/05	4/30	15,277		2,464	N/A
iShares Morningstar Large Core Index Fund	06/28/04	4/30	11,375		5,942	1,592	**
iShares Morningstar Large Growth Index Fund	06/28/04	4/30	13,442		5,406	1,276	**
iShares Morningstar Large Value Index Fund	06/28/04	4/30	13,062		5,954	1,662	**
iShares Morningstar Mid Core Index Fund	06/28/04	4/30	18,821		8,586	2,130	**
iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	24,138		6,996	1,116	**
iShares Morningstar Mid Value Index Fund	06/28/04	4/30	22,807		7,379	2,254	**
iShares Morningstar Small Core Index Fund	06/28/04	4/30	21,926		9,815	3,078	**
iShares Morningstar Small Growth Index Fund	06/28/04	4/30	19,388		8,388	3,448	**
iShares Morningstar Small Value Index Fund	06/28/04	4/30	23,473		8,542	2,442	**
iShares MSCI EAFE Growth Index Fund	08/01/05	7/31	70,328	*	N/A	N/A
iShares MSCI EAFE Index Fund	08/14/01	7/31	3,718,212	*	3,204,676	2,663,253
iShares MSCI EAFE Value Index Fund	08/01/05	7/31	82,554	*	N/A	N/A
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	135,612		136,878	178,897
iShares NYSE 100 Index Fund	03/29/04	7/31	7,266	*	6,587	4,643	#
iShares NYSE Composite Index Fund	03/30/04	7/31	6,868	*	5,337	2,675	#
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	358,192		295,350	295,029
iShares Russell 1000 Index Fund	05/15/00	3/31	204,281		237,355	393,644
iShares Russell 1000 Value Index Fund	05/22/00	3/31	450,740		455,716	442,996
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	217,158		249,738	321,197
iShares Russell 2000 Index Fund	05/22/00	3/31	681,244		801,858	906,206
iShares Russell 2000 Value Index Fund	07/24/00	3/31	287,819		322,746	312,434
iShares Russell 3000 Growth Index Fund	07/24/00	3/31	30,701		29,027	39,057
iShares Russell 3000 Index Fund	05/22/00	3/31	189,584		218,595	295,617
iShares Russell 3000 Value Index Fund	07/24/00	3/31	59,284		51,540	55,703
iShares Russell Microcap™ Index Fund	08/12/05	3/31	18,339		N/A	N/A
iShares Russell Midcap Growth Index Fund	07/17/01	3/31	114,152		90,756	76,223
iShares Russell Midcap Index Fund	07/17/01	3/31	168,817		124,705	98,290
iShares Russell Midcap Value Index Fund	07/17/01	3/31	165,484		104,797	62,873
iShares S&P 100 Index Fund	10/23/00	3/31	70,051		75,422	105,784
iShares S&P 1500 Index Fund	01/20/04	3/31	22,414		23,387	4,935	#
iShares S&P 500 Growth Index Fund[1]	05/22/00	3/31	249,175		235,319	264,229
iShares S&P 500 Index Fund	05/15/00	3/31	1,120,312		1,254,592	1,606,064
iShares S&P 500 Value Index Fund[2]	05/22/00	3/31	260,119		308,993	297,644
iShares S&P Europe 350 Index Fund	07/25/00	3/31	282,470		279,210	305,954
iShares S&P Global 100 Index Fund	12/05/00	3/31	53,565		49,086	46,093
iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	62,641		50,899	20,526
iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	20,342		16,460	20,877
iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	50,932		33,133	25,049
iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	10,310		8,865	11,855
iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	15,397		11,792	15,900
iShares S&P Latin America 40 Index Fund	10/25/01	3/31	242,089		56,791	29,635
iShares S&P MidCap 400 Growth Index Fund[3]	07/24/00	3/31	164,830		125,819	132,618
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	293,591		266,785	324,263
iShares S&P MidCap 400 Value Index Fund[4]	07/24/00	3/31	222,755		193,784	211,476
iShares S&P SmallCap 600 Growth Index Fund[5]	07/24/00	3/31	132,847		126,622	138,347
iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	375,366		379,745	428,264
iShares S&P SmallCap 600 Value Index Fund[6]	07/24/00	3/31	184,316		185,131	195,507
iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	25,661		22,972	18,873

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

*	Fees shown are for the period from August 1, 2005 to June 30, 2006 and are not audited.

**	Fees shown are from fund inception to September 30, 2004 and are not audited.

#	Fees shown are from fund inception to 2004 fiscal year end.

Distributor. SEI is the distributor of shares of the Trust. Its principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during the periods noted below.

Fund	Fund Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2006	Compensation Paid During Fiscal Year Ended 2005	Compensation Paid During Fiscal Year Ended 2004
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$38,592.68	$34,903.66	$25,552.92
iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	$38,592.68	$34,903.66	$12,776.46	#
iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	$38,592.68	$34,903.66	$14,905.87	#
iShares Dow Jones U.S. Aerospace & Defense Index Fund	05/01/06	4/30	N/A	N/A	N/A
iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	$38,592.68	$34,903.66	$25,552.92
iShares Dow Jones U.S. Broker-Dealers Index Fund	05/01/06	4/30	N/A	N/A	N/A
iShares Dow Jones U.S. Consumer Services Sector Index Fund	06/12/00	4/30	$38,592.68	$34,903.66	$25,552.92

Fund	Fund Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2006		Compensation Paid During Fiscal Year Ended 2005	Compensation Paid During Fiscal Year Ended 2004
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Healthcare Providers Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Home Construction Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Insurance Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Medical Devices Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Pharmaceuticals Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Regional Banks Index Fund	05/01/06	4/30	N/A		N/A		N/A
iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	$38,592.68		$34,903.66		$25,552.92
iShares FTSE/Xinhua China 25 Index Fund	10/05/04	7/31	$34,485.91	*	$31,860.15	$	N/A
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	$34,485.91	*	$37,068.48		$25,552.92
iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	$34,485.91	*	$37,068.48		$25,552.92
iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	$34,485.91	*	$37,068.48		$25,552.92
iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	$34,485.91	*	$37,068.48		$25,552.92
iShares Goldman Sachs Software Index Fund	07/10/01	7/31	$34,485.91	*	$37,068.48		$25,552.92
iShares KLD Select SocialSM Index Fund	01/24/05	4/30	$38,592.68		$9,873.74		N/A
iShares Morningstar Large Core Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Large Growth Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Large Value Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Mid Core Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Mid Value Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Small Core Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Small Growth Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**
iShares Morningstar Small Value Index Fund	06/28/04	4/30	$38,592.68		$30,919.86		$6,388.23	**

Fund	Fund Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2006		Compensation Paid During Fiscal Year Ended 2005	Compensation Paid During Fiscal Year Ended 2004
iShares MSCI EAFE Growth Index Fund	08/01/05	7/31	$34,485.91	*	N/A	N/A
iShares MSCI EAFE Index Fund	08/14/01	7/31	$34,485.91	*	$37,068.48	$25,552.92
iShares MSCI EAFE Value Index Fund	08/01/05	7/31	$34,485.91	*	N/A	N/A
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares NYSE 100 Index Fund	03/29/04	7/31	$34,485.91	*	$37,068.48	$10,647.05	#
iShares NYSE Composite Index Fund	03/30/04	7/31	$34,485.91	*	$37,068.48	$10,647.05	#
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 1000 Index Fund	05/15/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 1000 Value Index Fund	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 2000 Index Fund	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 2000 Value Index Fund	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 3000 Index Fund	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 3000 Growth Index Fund	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell 3000 Value Index Fund	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell Microcap™ Index Fund	08/12/05	3/31	$38,720.50		N/A	N/A
iShares Russell Midcap Growth Index Fund	07/17/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell Midcap Index Fund	07/17/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares Russell Midcap Value Index Fund	07/17/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P 100 Index Fund	10/23/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P 500 Growth Index Fund[1]	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P 500 Index Fund	05/15/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P 500 Value Index Fund[2]	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P 1500 Index Fund	01/20/04	3/31	$38,720.50		$33,702.28	$4,258.82	#
iShares S&P Europe 350 Index Fund	07/25/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Global 100 Index Fund	12/05/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P Latin America 40 Index Fund	10/25/01	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P MidCap 400 Growth Index Fund[3]	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P MidCap 400 Value Index Fund[4]	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P SmallCap 600 Growth Index Fund[5]	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P SmallCap 600 Value Index Fund[6]	07/24/00	3/31	$38,720.50		$33,702.28	$25,552.92
iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	$38,720.50		$33,702.28	$25,552.92

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

*	Fees shown are for the period from August 1, 2005 to June 30, 2006 and are not audited.

**	Fees shown are from fund inception to September 30, 2004 and are not audited.

#	Fees shown are from fund inception to 2004 fiscal year end.

Index Providers. Each Fund is based upon a particular index compiled by one of the following Index Providers: Standard & Poor’s (a division of the McGraw-Hill Companies), Frank Russell Company, Dow Jones & Company, Cohen & Steers, NASDAQ, Goldman Sachs, MSCI, NYSE, Morningstar, KLD Research & Analytics, Inc. and FTSE/Xinhua Limited. Dow Jones maintains and calculates the NYSE Indices for the NYSE and the Morningstar Indices for Morningstar pursuant to contractual agreements. None of the Index Providers is affiliated with the Funds or with BGI or its affiliates. BGI has provided to the iShares Funds other than the iShares FTSE/Xinhua China 25 Index Fund, the applicable sub-licenses without charge. BGI has entered into a license agreement with FXI to use the FTSE/Xinhua China 25 Index, which includes rights for the Trust to use the FTSE/Xinhua China 25 Index in connection with the iShares FTSE/Xinhua China 25 Index Fund. The iShares FTSE/Xinhua China 25 Index Fund is not required to pay any license fees for its use of the Underlying Index for the purpose of the exchange-traded Fund. Each of the other Funds are entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund’s assets over those periods.

Fund	Fund Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2006		Commissions Paid During Fiscal Year Ended 2005	Commissions Paid During Fiscal Year Ended 2004
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$325,881		$388,191	$119,242
iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	1,083,270		1,064,545	28,637	#
iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	20,296		6,694	1,243	#
iShares Dow Jones U.S. Aerospace & Defense Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	18,197		16,902	19,664
iShares Dow Jones U.S. Broker-Dealers Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	06/12/00	4/30	18,371		33,335	6,084
iShares Dow Jones U.S. Consumer Services Sector Index Fund	06/12/00	4/30	11,686		25,143	9,852
iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	10,953		8,735	4,260
iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	13,680		10,576	11,552
iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	9,635		4,576	5,371
iShares Dow Jones U.S. Healthcare Providers Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	48,753		17,418	16,320
iShares Dow Jones U.S. Home Construction Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	10,572		5,168	3,943
iShares Dow Jones U.S. Insurance Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Medical Devices Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Pharmaceuticals Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	175,829		127,331	100,687
iShares Dow Jones U.S. Regional Banks Index Fund	05/01/06	4/30	N/A		N/A	N/A
iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	25,906		38,889	23,769
iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	174,008		37,706	87,529
iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	17,475		18,463	14,701
iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	35,305		41,377	55,741
iShares FTSE/Xinhua China 25 Index Fund	10/05/04	7/31	724,942	**	102,210	N/A
iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	134,597	**	78,887	35,218
iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	17,512	**	49,482	4,979
iShares Goldman Sachs Software Index Fund	07/10/01	7/31	25,738	**	20,378	17,225
iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	8,711	**	16,136	5,428

Fund	Fund Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2006		Commissions Paid During Fiscal Year Ended 2005	Commissions Paid During Fiscal Year Ended 2004
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	62,707	**	29,670	7,850
iShares KLD Select SocialSM Index Fund	01/24/05	4/30	39,833		1,436	N/A
iShares Morningstar Large Core Index Fund	06/28/04	4/30	5,289		1,420	361	*
iShares Morningstar Large Growth Index Fund	06/28/04	4/30	14,194		5,484	300	*
iShares Morningstar Large Value Index Fund	06/28/04	4/30	9,167		981	354	*
iShares Morningstar Mid Core Index Fund	06/28/04	4/30	15,308		2,715	673	*
iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	15,672		3,024	166	*
iShares Morningstar Mid Value Index Fund	06/28/04	4/30	11,971		1,945	717	*
iShares Morningstar Small Core Index Fund	06/28/04	4/30	32,676		10,269	1,491	*
iShares Morningstar Small Growth Index Fund	06/28/04	4/30	19,130		9,640	1,105	*
iShares Morningstar Small Value Index Fund	06/28/04	4/30	15,750		5,036	680	*
iShares MSCI EAFE Index Fund	08/14/01	7/31	1,392,523	**	898,731	275,262
iShares MSCI EAFE Growth Index Fund	08/01/05	7/31	8,848	**	N/A	N/A
iShares MSCI EAFE Value Index Fund	08/01/05	7/31	15,782	**	N/A	N/A
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	420,511		448,994	47,385
iShares NYSE Composite Index Fund	03/30/04	7/31	1,486	**	930	78	#
iShares NYSE 100 Index Fund	03/29/04	7/31	3,790	**	1,934	544	#
iShares Russell 3000 Index Fund	05/22/00	3/31	59,870		48,513	25,842
iShares Russell 3000 Growth Index Fund	07/24/00	3/31	7,547		5,284	3,006
iShares Russell 3000 Value Index Fund	07/24/00	3/31	19,644		18,480	6,744
iShares Russell 2000 Index Fund	05/22/00	3/31	874,193		971,521	457,584
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	269,270		341,258	184,816
iShares Russell 2000 Value Index Fund	07/24/00	3/31	383,689		434,253	145,381
iShares Russell 1000 Index Fund	05/15/00	3/31	67,038		40,669	29,596
iShares Russell 1000 Growth Index Fund	05/22/00	3/31	139,196		87,806	26,748
iShares Russell 1000 Value Index Fund	05/22/00	3/31	262,546		251,135	65,213
iShares Russell Microcap™ Index Fund	08/12/05	3/31	54,053		N/A	N/A
iShares Russell Midcap Index Fund	07/17/01	3/31	107,722		122,995	16,283
iShares Russell Midcap Growth Index Fund	07/17/01	3/31	54,935		100,817	12,436
iShares Russell Midcap Value Index Fund	07/17/01	3/31	143,065		145,138	11,828
iShares S&P 100 Index Fund	10/23/00	3/31	44,577		18,869	15,094
iShares S&P 500 Index Fund	05/15/00	3/31	218,544		300,591	127,890
iShares S&P 500 Growth Index Fund[1]	05/22/00	3/31	113,888		214,827	53,014
iShares S&P 500 Value Index Fund[2]	05/22/00	3/31	81,870		63,988	38,197
iShares S&P MidCap 400 Index Fund	05/22/00	3/31	130,284		87,514	74,089
iShares S&P MidCap 400 Growth Index Fund[3]	07/24/00	3/31	155,913		172,134	42,172
iShares S&P MidCap 400 Value Index Fund[4]	07/24/00	3/31	305,536		93,850	67,229
iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	260,818		185,551	117,477
iShares S&P SmallCap 600 Growth Index Fund[5]	07/24/00	3/31	180,655		249,433	39,167
iShares S&P SmallCap 600 Value Index Fund[6]	07/24/00	3/31	137,267		117,161	72,410
iShares S&P 1500 Index Fund	01/20/04	3/31	1,716		2,196	333	#
iShares S&P Global 100 Index Fund	12/05/00	3/31	33,758		20,951	5,976
iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	35,317		20,180	2,863
iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	8,153		3,688	2,086
iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	33,597		18,828	5,159
iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	18,372		9,002	2,189
iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	11,680		4,443	1,835
iShares S&P Europe 350 Index Fund	07/25/00	3/31	113,424		48,152	29,635
iShares S&P Latin America 40 Index Fund	10/25/01	3/31	282,563		72,609	19,474
iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	12,548		3,695	1,007

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

*	Fees shown are from fund inception to September 30, 2004 and are not audited.

**	Fees shown are for the period from August 1, 2005 to June 30, 2006 and are not audited.

#	Fees shown are from fund inception to 2004 fiscal year end.

The following table sets forth the names of the Funds’ “regular broker dealers,” as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund’s most recently completed fiscal year.

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares S&P 100 Index Fund	3/31	Bank of America Corp.	29,345,475
		Merrill Lynch & Co., Inc.	10,033,945
		The Goldman Sachs Group, Inc.	9,493,883
		Morgan Stanley	9,358,233
		Lehman Brothers Holdings, Inc.	5,422,766
iShares S&P 500 Index Fund	3/31	Citigroup, Inc.	333,962,244
		Bank of America Corp.	299,654,748
		Merrill Lynch & Co., Inc	102,461,562
		The Goldman Sachs Group, Inc.	96,949,326
		Morgan Stanley	95,561,281
		Lehman Brothers Holdings, Inc.	55,365,974
		UBS AG	424,380
iShares S&P 500 Growth Index Fund	3/31	Bank of America Corp.	28,056,420
		Lehman Brothers Holdings, Inc.	8,564,992
iShares S&P 500 Value Index Fund	3/31	Citigroup, Inc.	124,718,750
		Bank of America Corp.	86,168,101
		Merrill Lynch & Co., Inc.	38,264,522
		The Goldman Sachs Group, Inc.	36,206,120
		Morgan Stanley	35,687,539
		Lehman Brothers Holdings, Inc	12,819,666
		UBS AG	199,127
iShares S&P SmallCap 600 Index Fund	3/31	UBS AG	5,978,382
iShares S&P SmallCap 600 Value Index Fund	3/31	UBS AG	2,150,832
iShares S&P Global 100 Index Fund	3/31	Citigroup, Inc.	13,660,805
		HSBC Holdings PLC	10,770,161
		JP Morgan Chase & Co.	8,336,328
		Credit Suisse Group	4,020,073
		Morgan Stanley	3,913,686
iShares S&P Global Financials Sector Index Fund	3/31	Citigroup, Inc.	5,553,115
		JP Morgan Chase & Co.	3,420,809
		The Goldman Sachs Group, Inc.	1,633,012
		Merrill Lynch & Co., Inc.	1,610,800
		Credit Suisse Group	1,533,472
		Lehman Brothers Holdings, Inc.	910,539

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares S&P Europe 350 Index Fund	3/31	HSBC Holdings PLC	41,056,635
		UBS AG	25,794,780
		Credit Suisse Group	15,024,843
		Deutsche Bank AG	12,993,332
iShares S&P Latin America 40 Index Fund	3/31	UBS AG	1,462,996
		Societe Generale	731,498
iShares S&P/TOPIX 150 Index Fund	3/31	Nomura Holdings, Inc.	6,051,360
		UBS AG	7,812
iShares S&P 1500 Index Fund	3/31	Citigroup, Inc.	2,325,038
		Bank of America Corp.	2,086,187
		Merrill Lynch & Co., Inc.	713,329
		The Goldman Sachs Group, Inc.	708,988
		Morgan Stanley & Co., Inc.	665,264
		Lehman Brothers Holdings, Inc.	385,462
		UBS AG	6,895
iShares Nasdaq Biotechnology Index Fund	3/31	UBS AG	3,202,901
iShares Russell 3000 Index Fund	3/31	Citigroup, Inc.	37,049,054
		Bank of America Corp.	31,976,458
		Merrill Lynch & Co., Inc.	11,194,238
		Morgan Stanley	10,378,178
		The Goldman Sachs Group, Inc.	9,261,111
		Lehman Brothers Holdings, Inc.	6,028,057
		UBS AG	542,896
iShares Russell 3000 Growth Index Fund	3/31	The Goldman Sachs Group, Inc.	269,343
		Morgan Stanley	211,201
		UBS AG	37,305
iShares Russell 3000 Value Index Fund	3/31	Citigroup, Inc.	14,994,014
		Bank of America Corp.	12,941,329
		Merrill Lynch & Co., Inc.	4,531,378
		Morgan Stanley	3,789,554
		The Goldman Sachs Group, Inc.	3,248,601
		Lehman Brothers Holdings, Inc.	2,440,678
		UBS AG	78,901
iShares Russell 2000 Index Fund	3/31	UBS AG	9,164,180
iShares Russell 2000 Growth Index Fund	3/31	UBS AG	6,221,723
iShares Russell 2000 Value Index Fund	3/31	UBS AG	4,281,081
iShares Russell 1000 Index Fund	3/31	Citigroup, Inc.	47,593,293
		Bank of America Corp.	41,077,581
		Merrill Lynch & Co., Inc.	14,383,151
		Morgan Stanley	13,334,801
		The Goldman Sachs Group, Inc.	11,900,079
		Lehman Brothers Holdings, Inc.	7,747,097
		UBS AG	221,471
iShares Russell 1000 Growth Index Fund	3/31	The Goldman Sachs Group, Inc.	7,733,890
		Morgan Stanley	6,009,173
		UBS AG	235,113
iShares Russell 1000 Value Index Fund	3/31	Citigroup, Inc.	229,108,574
		Bank of America Corp.	197,739,917
		Merrill Lynch & Co., Inc.	69,223,582
		Morgan Stanley	57,887,625
		The Goldman Sachs Group, Inc.	49,102,582
		Lehman Brothers Holdings, Inc.	37,275,588
		UBS AG	660,812
iShares Russell MicrocapTM Index Fund	3/31	UBS AG	230,099
		Thomas Weisel Partners Group, Inc.	2,519
iShares Russell Midcap Index Fund	3/31	UBS AG	379,967
iShares Russell Midcap Growth Index Fund	3/31	UBS AG	224,984
iShares Russell Midcap Value Index Fund	3/31	UBS AG	610,069

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares Dow Jones U.S. Financial Sector Index Fund	4/30	Citigroup, Inc.	32,435,732
		Bank of America Corp.	29,910,017
		Merrill Lynch & Co., Inc.	8,968,100
		Morgan Stanley	8,083,282
		The Goldman Sachs Group, Inc.	7,695,202
		Lehman Brothers Holdings, Inc.	5,244,905
iShares Dow Jones U.S. Financial Services Index Fund	4/30	Citigroup, Inc.	25,104,470
		Bank of America Corp.	23,149,551
		Merrill Lynch & Co., Inc.	6,941,033
		Morgan Stanley	6,256,133
		The Goldman Sachs Group, Inc.	5,955,575
		Lehman Brothers Holdings, Inc.	4,058,982
iShares Dow Jones U.S. Total Market Index Fund	4/30	Citigroup, Inc.	9,009,282
		Bank of America Corp.	8,307,786
		Merrill Lynch & Co., Inc.	2,488,364
		Morgan Stanley	2,243,105
		The Goldman Sachs Group, Inc.	2,140,352
		Lehman Brothers Holdings, Inc.	1,456,633
iShares Dow Jones Select Dividend Index Fund	4/30	Bank of America Corp.	198,100,781
		Citigroup, Inc.	91,349,109
iShares Morningstar Large Core Index Fund	4/30	The Goldman Sachs Group, Inc.	1,477,233
		Lehman Brothers Holdings, Inc.	1,006,810
iShares Morningstar Large Value Index Fund	4/30	Citigroup, Inc.	9,774,715
		Bank of America Corp.	9,013,505
		Merrill Lynch & Co., Inc.	2,702,197
		Morgan Stanley	2,435,298
iShares Morningstar Small Core Index Fund	4/30	Investment Technology Group Inc.	528,257
iShares KLD Select Social Index Fund	4/30	Bank of America Corp.	15,875
iShares FTSE/Xinhua China 25 Index Fund	7/31	Chase Bank USA, N.A.	9,193,402
		UBS AG	980,626
iShares Goldman Sachs Natural Resources Index Fund	7/31	UBS AG	199,729
iShares MSCI EAFE Index Fund	7/31	Chase Bank USA, N.A.	128,237,755
		Credit Suisse Group	98,647,703
		Deutsche Bank AG	81,804,589
		Nomura Holdings, Inc.	38,999,277
		UBS AG	13,678,635
iShares NYSE 100 Index Fund	7/31	Citigroup, Inc.	1,166,974
		Bank of America Corp.	910,499
		Morgan Stanley	271,139
		Merrill Lynch & Co., Inc.	259,572
		The Goldman Sachs Group, Inc.	228,932
		Lehman Brothers Holdings, Inc.	150,546
iShares NYSE Composite Index Fund	7/31	Citigroup, Inc.	183,526
		Bank of America Corp.	142,310
		Wachovia Corp.	65,292
		Morgan Stanley	43,289
		Credit Suisse Group	41,230
		Merrill Lynch & Co., Inc.	40,911
		Deutsche Bank AG	38,319
		The Goldman Sachs Group, Inc.	35,576
		Lehman Brothers Holdings, Inc.	23,023

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted.

Name of Fund	Fiscal Year ended 3/31/2006	Fiscal Year ended 3/31/2005
iShares Nasdaq Biotechnology Index Fund	15%	14%
iShares Russell 1000 Growth Index Fund	18%	14%
iShares Russell 1000 Index Fund	7%	5%
iShares Russell 1000 Value Index Fund	7%	15%
iShares Russell 2000 Growth Index Fund	38%	22%
iShares Russell 2000 Index Fund	20%	17%
iShares Russell 2000 Value Index Fund	14%	23%
iShares Russell 3000 Growth Index Fund	20%	16%
iShares Russell 3000 Index Fund	5%	5%
iShares Russell 3000 Value Index Fund	7%	16%
iShares Russell Microcap™ Index Fund	6%	N/A
iShares Russell Midcap Growth Index Fund	14%	27%
iShares Russell Midcap Index Fund	9%	15%
iShares Russell Midcap Value Index Fund	11%	20%
iShares S&P 100 Index Fund	12%	6%
iShares S&P 1500 Index Fund	6%	5%
iShares S&P 500 Growth Index Fund[1]	12%	22%
iShares S&P 500 Index Fund	7%	6%
iShares S&P 500 Value Index Fund[2]	7%	5%
iShares S&P Europe 350 Index Fund	7%	5%
iShares S&P Global 100 Index Fund	6%	4%
iShares S&P Global Energy Sector Index Fund	5%	5%
iShares S&P Global Financial Sector Index Fund	7%	5%
iShares S&P Global Healthcare Sector Index Fund	5%	10%
iShares S&P Global Technology Sector Index Fund	13%	7%
iShares S&P Global Telecommunications Sector Index Fund	11%	13%
iShares S&P Latin America 40 Index Fund	12%	6%
iShares S&P MidCap 400 Growth Index Fund[3]	24%	34%
iShares S&P MidCap 400 Index Fund	9%	10%
iShares S&P MidCap 400 Value Index Fund[4]	21%	10%
iShares S&P SmallCap 600 Growth Index Fund[5]	30%	45%
iShares S&P SmallCap 600 Index Fund	16%	14%
iShares S&P SmallCap 600 Value Index Fund[6]	16%	13%
iShares S&P/TOPIX 150 Index Fund	7%	4%

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

Name of Fund	Fiscal Year ended 4/30/2006	Fiscal Year ended 4/30/2005
iShares Cohen & Steers Realty Majors Index Fund	18%	28%
iShares Dow Jones Select Dividend Index Fund	14%	20%
iShares Dow Jones Transportation Average Index Fund	10%	5%
iShares Dow Jones U.S. Aerospace & Defense Index Fund	N/A	N/A
iShares Dow Jones U.S. Basic Materials Sector Index Fund	6%	6%
iShares Dow Jones U.S. Broker-Dealers Index Fund	N/A	N/A
iShares Dow Jones U.S. Consumer Services Sector Index Fund	6%	13%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	6%	9%
iShares Dow Jones U.S. Energy Sector Index Fund	2%	3%
iShares Dow Jones U.S. Financial Sector Index Fund	6%	7%
iShares Dow Jones U.S. Financial Services Index Fund	9%	7%
iShares Dow Jones U.S. Healthcare Providers Index Fund	N/A	N/A
iShares Dow Jones U.S. Healthcare Sector Index Fund	4%	4%
iShares Dow Jones U.S. Home Construction Index Fund	N/A	N/A
iShares Dow Jones U.S. Industrial Sector Index Fund	7%	5%
iShares Dow Jones U.S. Insurance Index Fund	N/A	N/A
iShares Dow Jones U.S. Medical Devices Index Fund	N/A	N/A
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	N/A	N/A
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	N/A	N/A
iShares Dow Jones U.S. Pharmaceuticals Index Fund	N/A	N/A
iShares Dow Jones U.S. Real Estate Index Fund	19%	16%
iShares Dow Jones U.S. Regional Banks Index Fund	N/A	N/A
iShares Dow Jones U.S. Technology Sector Index Fund	7%	9%
iShares Dow Jones U.S. Telecommunications Sector Index Fund	25%	10%
iShares Dow Jones U.S. Total Market Index Fund	5%	6%
iShares Dow Jones U.S. Utilities Sector Index Fund	5%	7%
iShares KLD Select SocialSM Index Fund	46%	3%
iShares Morningstar Large Core Index Fund	15%	4%
iShares Morningstar Large Growth Index Fund	24%	19%
iShares Morningstar Large Value Index Fund	17%	2%
iShares Morningstar Mid Core Index Fund	19%	3%
iShares Morningstar Mid Growth Index Fund	21%	11%
iShares Morningstar Mid Value Index Fund	18%	7%
iShares Morningstar Small Core Index Fund	45%	16%
iShares Morningstar Small Growth Index Fund	38%	26%
iShares Morningstar Small Value Index Fund	17%	10%

Name of Fund	Fiscal Year ended 7/31/2005	Fiscal Year ended 3/31/2004
iShares FTSE/Xinhua China 25 Index Fund	13%	N/A
iShares Goldman Sachs Natural Resources Index Fund	8%	7%
iShares Goldman Sachs Networking Index Fund	16%	12%
iShares Goldman Sachs Semiconductor Index Fund	10%	6%
iShares Goldman Sachs Software Index Fund	13%	11%
iShares Goldman Sachs Technology Index Fund	7%	5%
iShares MSCI EAFE Index Fund	8%	7%
iShares MSCI EAFE Growth Index Fund	N/A	N/A
iShares MSCI EAFE Value Index Fund	N/A	N/A
iShares NYSE Composite Index Fund	5%	1%
iShares NYSE 100 Index Fund	7%	3%

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 80 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds. The Trust is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s Underlying Index and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit”, which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount”, which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant”. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P 350 Europe Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financial Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, is hereinafter referred to as a “Domestic Fund” and each of the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P Europe 350 Index Fund, the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, is hereinafter referred to as a “Foreign Fund”. Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date”. The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds (e.g., the iShares FTSE/Xinhua China 25 Index Fund) is typically the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the

NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with Investors Bank the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or Investors Bank does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with Investors Bank, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. For each Fund, Investors Bank shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000
iShares Dow Jones Select Dividend Index Fund	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$200	$800
iShares Dow Jones U.S. Aerospace & Defense Index Fund	$200	$800
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Broker-Dealers Index Fund	$200	$800
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$500	$2,000
iShares Dow Jones U.S. Healthcare Providers Index Fund	$400	$1,600
iShares Dow Jones U.S. Healthcare Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Home Construction Index Fund	$200	$800
iShares Dow Jones U.S. Industrial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Insurance Index Fund	$500	$2,000
iShares Dow Jones U.S. Medical Devices Index Fund	$400	$1,600
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	$500	$2,000
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	$500	$2,000
iShares Dow Jones U.S. Pharmaceuticals Index Fund	$300	$1,200
iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000
iShares Dow Jones U.S. Regional Banks Index Fund	$500	$2,000
iShares Dow Jones U.S. Technology Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000
iShares Dow Jones U.S. Total Market Index Fund	$500	$2,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000
iShares FTSE/Xinhua China 25 Index Fund	$1,300	$5,200
iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000
iShares Goldman Sachs Networking Index Fund	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000
iShares Goldman Sachs Software Index Fund	$250	$1,000
iShares Goldman Sachs Technology Index Fund	$500	$2,000
iShares KLD Select SocialSM Index Fund	$500	$2,000
iShares Morningstar Large Core Index Fund	$300	$1,200
iShares Morningstar Large Growth Index Fund	$300	$1,200
iShares Morningstar Large Value Index Fund	$300	$1,200
iShares Morningstar Mid Core Index Fund	$500	$2,000
iShares Morningstar Mid Growth Index Fund	$500	$2,000
iShares Morningstar Mid Value Index Fund	$500	$2,000
iShares Morningstar Small Core Index Fund	$500	$2,000
iShares Morningstar Small Growth Index Fund	$500	$2,000

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Morningstar Small Value Index Fund	$500	$2,000
iShares MSCI EAFE Index Fund	$15,000	$60,000
iShares MSCI EAFE Growth Index Fund	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$13,200	$52,800
iShares Nasdaq Biotechnology Index Fund	$350	$1,400
iShares NYSE Composite Index Fund	$500	$2,000
iShares NYSE 100 Index Fund	$500	$2,000
iShares Russell 3000 Index Fund	$500	$2,000
iShares Russell 3000 Growth Index Fund	$500	$2,000
iShares Russell 3000 Value Index Fund	$500	$2,000
iShares Russell 2000 Index Fund	$500	$2,000
iShares Russell 2000 Growth Index Fund	$500	$2,000
iShares Russell 2000 Value Index Fund	$500	$2,000
iShares Russell 1000 Index Fund	$500	$2,000
iShares Russell 1000 Growth Index Fund	$500	$2,000
iShares Russell 1000 Value Index Fund	$500	$2,000
iShares Russell Microcap™ Index Fund	$500	$2,000
iShares Russell Midcap Index Fund	$500	$2,000
iShares Russell Midcap Growth Index Fund	$500	$2,000
iShares Russell Midcap Value Index Fund	$500	$2,000
iShares S&P 100 Index Fund	$500	$2,000
iShares S&P 500 Index Fund	$500	$2,000
iShares S&P 500 Growth Index Fund[1]	$500	$2,000
iShares S&P 500 Value Index Fund[2]	$500	$2,000
iShares S&P MidCap 400 Index Fund	$500	$2,000
iShares S&P MidCap 400 Growth Index Fund[3]	$500	$2,000
iShares S&P MidCap 400 Value Index Fund[4]	$500	$2,000
iShares S&P SmallCap 600 Index Fund	$500	$2,000
iShares S&P SmallCap 600 Growth Index Fund[5]	$500	$2,000
iShares S&P SmallCap 600 Value Index Fund[6]	$500	$2,000
iShares S&P 1500 Index Fund	$500	$2,000
iShares S&P Global 100 Index Fund	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$600	$2,400
iShares S&P Global Financials Sector Index Fund	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600
iShares S&P Europe 350 Index Fund	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$3,000	$12,000

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC for Domestic Funds, and through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum redemption transaction fee for each of the Funds.

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000
iShares Dow Jones Select Dividend Index Fund	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$200	$800
iShares Dow Jones U.S. Aerospace & Defense Index Fund	$200	$800
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Broker-Dealers Index Fund	$200	$800
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$500	$2,000
iShares Dow Jones U.S. Healthcare Providers Index Fund	$400	$1,600
iShares Dow Jones U.S. Healthcare Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Home Construction Index Fund	$200	$800

iShares Dow Jones U.S. Industrial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Insurance Index Fund	$500	$2,000
iShares Dow Jones U.S. Medical Devices Index Fund	$400	$1,600
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	$500	$2,000
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	$500	$2,000
iShares Dow Jones U.S. Pharmaceuticals Index Fund	$300	$1,200
iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000
iShares Dow Jones U.S. Regional Banks Index Fund	$500	$2,000
iShares Dow Jones U.S. Technology Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000
iShares Dow Jones U.S. Total Market Index Fund	$500	$2,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000
iShares FTSE/Xinhua China 25 Index Fund	$1,300	$5,200
iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000
iShares Goldman Sachs Networking Index Fund	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000
iShares Goldman Sachs Software Index Fund	$250	$1,000
iShares Goldman Sachs Technology Index Fund	$500	$2,000
iShares KLD Select SocialSM Index Fund	$500	$2,000
iShares Morningstar Large Core Index Fund	$300	$1,200
iShares Morningstar Large Growth Index Fund	$300	$1,200
iShares Morningstar Large Value Index Fund	$300	$1,200
iShares Morningstar Mid Core Index Fund	$500	$2,000
iShares Morningstar Mid Growth Index Fund	$500	$2,000
iShares Morningstar Mid Value Index Fund	$500	$2,000
iShares Morningstar Small Core Index Fund	$500	$2,000
iShares Morningstar Small Growth Index Fund	$500	$2,000
iShares Morningstar Small Value Index Fund	$500	$2,000
iShares MSCI EAFE Growth Index Fund	$12,800	$51,200
iShares MSCI EAFE Index Fund	$15,000	$60,000
iShares MSCI EAFE Value Index Fund	$13,200	$52,800
iShares Nasdaq Biotechnology Index Fund	$350	$1,400
iShares NYSE 100 Index Fund	$500	$2,000
iShares NYSE Composite Index Fund	$500	$2,000
iShares Russell 1000 Growth Index Fund	$500	$2,000
iShares Russell 1000 Index Fund	$500	$2,000
iShares Russell 1000 Value Index Fund	$500	$2,000
iShares Russell 2000 Growth Index Fund	$500	$2,000
iShares Russell 2000 Index Fund	$500	$2,000
iShares Russell 2000 Value Index Fund	$500	$2,000
iShares Russell 3000 Growth Index Fund	$500	$2,000
iShares Russell 3000 Index Fund	$500	$2,000
iShares Russell 3000 Value Index Fund	$500	$2,000
iShares Russell Microcap™ Index Fund	$500	$2,000
iShares Russell Midcap Growth Index Fund	$500	$2,000
iShares Russell Midcap Index Fund	$500	$2,000
iShares Russell Midcap Value Index Fund	$500	$2,000
iShares S&P 100 Index Fund	$500	$2,000
iShares S&P 1500 Index Fund	$500	$2,000
iShares S&P 500 Growth Index Fund[1]	$500	$2,000
iShares S&P 500 Index Fund	$500	$2,000
iShares S&P 500 Value Index Fund[2]	$500	$2,000
iShares S&P Europe 350 Index Fund	$12,000	$48,000
iShares S&P Global 100 Index Fund	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$600	$2,400
iShares S&P Global Financial Sector Index Fund	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600
iShares S&P Latin America 40 Index Fund	$450	$1,800
iShares S&P MidCap 400 Growth Index Fund[3]	$500	$2,000
iShares S&P MidCap 400 Index Fund	$500	$2,000
iShares S&P MidCap 400 Value Index Fund[4]	$500	$2,000
iShares S&P SmallCap 600 Growth Index Fund[5]	$500	$2,000
iShares S&P SmallCap 600 Index Fund	$500	$2,000
iShares S&P SmallCap 600 Value Index Fund[6]	$500	$2,000
iShares S&P/TOPIX 150 Index Fund	$3,000	$12,000

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

*	If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by Investors Bank not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of Foreign Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell shares of such Foreign Fund on the Listing Exchange for the Foreign Fund, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays. Each Fund (except the iShares FTSE/Xinhua China 25 Index Fund) generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The iShares FTSE/Xinhua China 25 Index Fund generally intends to effect delivery of Creation Units and Portfolio Securities on a basis of “T” plus two business days, because the normal settlement cycle for local securities trading in Hong Kong is T plus two business days. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days (or two business days in the case of the iShares FTSE/Xinhua China 25 Index Fund) of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2006 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina
Apr 13	Jun 19	Dec 8
Apr 14	Aug 21	Dec 25
May 1	Oct 16
May 25	Nov 6

Australia
Jan 2	Apr 17	Oct 2
Jan 26	Apr 25	Nov 7
Mar 13	Jun12	Dec 25
Apr 14	Aug 7	Dec 26

Austria
Jan 6	May 25	Oct 26	Dec 26
Apr 14	Jun 5	Nov 1	Dec 29
Apr 17	Jun 15	Dec 8
May 1	Aug 15	Dec 25

Belgium
Apr 14
Apr 17
May 1
Dec 25

Brazil
Jan 25	Apr 21	Oct 12	Dec 29
Feb 27	May 1	Nov 2
Feb 28	Jun 15	Nov 15
Apr 14	Sep 7	Dec 25

Canada
Jan 2	Aug 7	Dec 25
Apr 14	Sep 4	Dec 26
May 22	Oct 9
Jul 3	Nov 13

Chile
Apr 14	Aug 15	Nov 1
May 1	Sep 18	Dec 8
Jun 12	Sep 19	Dec 25
Jun 26	Oct 9

China
Jan 2	Jan 31
Jan 26	Feb 1-3
Jan 27	May 1-5
Jan 30

Denmark
Apr 13	May 25
Apr 14	Jun 5
Apr 17	Dec 25
May 12	Dec 26

Finland
Jan 6	May 25	Dec 26
Apr 14	Jun 23
Apr 17	Dec 6
May 1	Dec 25

France
Apr 14	Dec 26
Apr 17
May 1
Dec 25

Germany
Apr 14	Dec 26
Apr 17
May 1
Dec 25

Hong Kong
Jan 2	Apr 14	May 31	Dec 26
Jan 30	Apr 17	Oct 2
Jan 31	May 1	Oct 30
Apr 5	May 5	Dec 25

Ireland
Apr 14	Dec 25
Apr 17	Dec 26
May 1
Jun 5

Italy
Apr 14	Dec 25
Apr 17	Dec 26
May 1
Aug 15

Japan
Jan 2	May 3	Sep 18
Jan 3	May 4	Oct 9
Jan 9	May 5	Nov 3
Mar 21	Jul 17	Nov 23

South Korea
Jan 30	Jun 1	Oct 3
Mar 1	Jun 6	Oct 5
May 1	Jul 17	Dec 25
May 5	Aug 15

Malaysia
Jan 2	Feb 1	Aug 31	Dec 25
Jan 10	Feb 2	Oct 23
Jan 30	Apr 11	Oct 24
Jan 31	May 1	Oct 25

Netherlands
Apr 14	Dec 26
Apr 17
May 1
Dec 25

Norway
Apr 13	May 17	Dec 26
Apr 14	May 25
Apr 17	Jun 5
May 1	Dec 25

Portugal
Apr 14	Dec 26
Apr 17
May 1
Dec 25

Singapore
Jan 2	Apr 14	Dec 25
Jan 10	May 1
Jan 30	Aug 9
Jan 31	Oct 24

Spain
Jan 6	Aug 15	Dec 8
Apr 14	Oct 12	Dec 25
Apr 17	Nov 1	Dec 26
May 1	Dec 6

Sweden
Jan 6	May 25	Dec 26
Apr 14	Jun 5
Apr 17	Jun 23
May 1	Dec 25

Switzerland
Jan 2	May 25	Dec 26
Apr 14	Jun 5
Apr 17	Aug 1
May 1	Dec 25

Taiwan
Jan 26	Feb 1	May 1
Jan 27	Feb 2	May 31
Jan 30	Feb 28	Oct 6
Jan 31	Apr 5	Oct 10

United Kingdom
Jan 2	May 29
Apr 14	Aug 28
Apr 17	Dec 25
May 1	Dec 26

Greece
Jan 6	Apr 21	Aug 15
Mar 6	Apr 24	Dec 25
Apr 14	May 1	Dec 26
Apr 17	Jun 12

Indonesia
Jan 10	Apr 14	Oct 23	Dec 25
Jan 30	May 25	Oct 24	Dec 26
Mar 30	Aug 17	Oct 25
Apr 10	Aug 21	Oct 26

New Zealand
Jan 2	Apr 17	Dec 25
Jan 3	Apr 25	Dec 26
Feb 6	Jun 5
Apr 14	Oct 23

Mexico
Mar 21	Nov 20
Apr 13	Dec 1
Apr 14	Dec 12
May 1	Dec 25

Philippines
Apr 13	Oct 24	Dec 25
Apr 14	Nov 1
May 1	Nov 2
Jun 12	Nov 30

South Africa
Jan 2	Apr 27	Sep 25
Mar 21	May 1	Dec 25
Apr 14	Jun 16	Dec 26
Apr 17	Aug 9

Thailand
Jan 2	Apr 13	May 5	Oct 23
Feb 13	Apr 14	May 15	Dec 5
Apr 6	Apr 15	Jul 10	Dec 11
Apr 6	May 1	Aug 14

United States
Jan 2	May 29	Nov 23
Jan 16	Jul 4	Dec 25
Feb 20	Sep 4
Apr 14	Oct 9

Venezuela
Jan 9	Apr 19	Jun 26	Oct 12
Feb 27	May 1	Jul 5	Oct 30
Feb 28	May 29	Jul 24	Dec 11
Apr 13, 14	Jun 19	Aug 14	Dec 25

Settlement Periods Greater than Seven Days for Year 2006

China	1/23/2006	2/6/2006	14
	1/24/2006	2/7/2006	14
	1/25/2006	2/8/2006	14
	4/26/2006	5/8/2006	12
	4/27/2006	5/9/2006	12
	4/28/2006	5/10/2006	12

Denmark	4/10/2006	4/18/2006	8
	4/11/2006	4/19/2006	8
	4/12/2006	4/20/2006	8

Indonesia	10/18/2006	10/29/2006	11
	10/19/2006	10/30/2006	11
	10/22/2006	10/31/2006	9

Japan	4/28/2006	5/8/2006	10
	5/1/2006	5/9/2006	8
	5/2/2006	5/10/2006	8

Malaysia	1/25/2006	5/3/2006	9
	1/26/2006	5/6/2006	11
	1/27/2006	5/7/2006	11

South Africa	4/7/2006	4/18/2006	11
	4/10/2006	4/19/2006	9
	4/11/2006	4/20/2006	9
	4/12/2006	4/21/2006	9
	4/13/2006	4/24/2006	11
	12/18/2006	12/27/2006	9
	12/19/2006	12/28/2006	9
	12/20/2006	12/31/2006	11
	12/21/2006	1/2/2007	12
	12/24/2006	1/3/2007	12

Taiwan	1/25/2006	2/3/2006	9

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer, of two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Internal Revenue Code), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim reFunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end for the Funds listed.

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Nasdaq Biotechnology	$2,280,865	$29,163,198	$11,433,188	$39,449,891	$24,158,638	$106,485,780
Russell 1000	11,319,502	9,766,316	5,661,012	—	3,598,844	30,345,674
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,440,477	77,003,119	205,178,010
Russell 1000 Value	—	—	6,460,764	—	9,887,276	16,348,040
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,709,133	357,827,336
Russell 2000 Growth	14,797,300	71,115,684	4,816,733	24,718,345	39,934,293	155,382,355
Russell 2000 Value	—	6,918,898	43,266,719	—	11,969,163	62,154,780
Russell 3000	21,789,321	14,801,082	8,033,947	95,540	4,021,565	48,741,455
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	911,779	2,202,547	16,192,516
Russell 3000 Value	—	342,926	144,266	—	311,757	798,949
Russell Microcap™	—	—	—	—	83,822	83,822
Russell Midcap	—	564,856	1,554,124	—	—	2,118,980
Russell Midcap Growth	—	5,147,396	2,148,153	—	17,189,431	24,484,980
Russell Midcap Value	—	—	1,606,781	—	—	1,606,781
S&P 100	2,233,710	3,096,882	741,460	—	360,546	6,432,598
S&P 1500	—	—	—	102,096	378,804	480,900
S&P 500	11,431,172	109,148,380	24,267,905	—	41,594,450	186,441,907
S&P 500 Growth[1]	9,841,895	24,099,560	22,385,792	2,989,823	40,360,646	99,677,716
S&P 500 Value[2]	—	21,344,270	21,337,049	—	—	42,681,319
S&P Europe 350	—	34,838	8,843,656	—	—	8,878,494
S&P Global 100	329,587	1,022,865	1,200,075	670,309	3,134,228	6,357,064
S&P Global Energy Sector	—	37,853	113,031	43,806	408,088	602,778
S&P Global Financials Sector	—	148,034	105,686	20,625	374,711	649,056
S&P Global Healthcare Sector	—	147,652	235,701	483,846	2,328,014	3,195,213
S&P Global Technology Sector	—	114,472	244,568	111,285	401,105	871,430
S&P Global Telecommunications Sector	—	386,368	231,569	—	—	617,937
S&P Latin America 40	—	29,834	187,237	95,728	1,028,989	1,341,788
S&P MidCap 400	—	—	6,216,850	—	—	6,216,850
S&P MidCap 400 Growth[3]	—	22,936,562	27,402,832	7,127,634	—	57,467,028
S&P MidCap 400 Value[4]	1,442,036	4,082,966	21,364,144	1,843,451	3,470,622	32,203,219
S&P SmallCap 600	—	22,518,424	5,484,940	—	1,541,664	29,545,028
S&P SmallCap 600 Growth[5]	4,230,989	8,134,573	21,742,657	2,751,799	6,860,246	43,720,264
S&P SmallCap 600 Value[6]	4,241,868	12,218,694	15,717,553	3,277,415	297,422	35,752,952
S&P/TOPIX 150	—	276,198	17,138	175,929	134,303	603,568

[1]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index.

[2]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index.

[3]	On December 16, 2005, the name of the iShares S&P MidCap 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citigroup Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P MidCap 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citigroup Value Index.

[5]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citigroup Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P SmallCap 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citigroup Value Index.

The following Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end for the Funds listed:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Dow Jones U.S. Basic Materials Sector	$—	$—	$164,820	$213,728	$—	$—	$378,548
Dow Jones U.S. Consumer Goods Sector	12,169	410,794	786,981	439,017	331,603	6,571,402	8,551,966
Dow Jones U.S. Consumer Services Sector	—	214,348	640,467	434,021	590,495	2,292,509	4,171,840
Dow Jones U.S. Financial Sector	—	—	—	775,502	—	—	775,502
Dow Jones U.S. Industrial Sector	—	1,765,263	1,969,601	—	3,141,753	—	6,876,617
Dow Jones U.S. Financial Services	—	—	359,555	836,670	—	—	1,196,225
Dow Jones U.S. Real Estate	—	—	—	—	—	—	—
KLD Select SocialSM	—	—	—	—	—	228,408	228,408
Dow Jones U.S. Total Market	—	1,633,292	2,507,100	728,202	1,282,114	—	6,150,708
Dow Jones U.S. Energy Sector	—	—	2,929,194	124,959	—	—	3,054,153
Dow Jones U.S. Healthcare Sector	—	—	—	799,884	—	519,297	1,319,181
Dow Jones U.S. Technology Sector	—	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	21,975,959
Dow Jones U.S. Telecommunications Sector	—	9,769,390	12,363,187	998,718	376,854	—	23,508,149
Dow Jones U.S. Utilities Sector	—	—	4,938,451	8,539,740	1,702,578	—	15,180,769
Dow Jones Select Dividend	—	—	—	—	842,993	30,488,444	31,331,437
Dow Jones Transportation Average	—	—	—	—	206,601	1,535,209	1,741,810
Morningstar Large Core	—	—	—	—	39,699	86,938	126,637
Morningstar Large Growth	—	—	—	—	54,115	754,949	809,064
Morningstar Large Value	—	—	—	—	18,851	35,116	53,967
Morningstar Mid Core	—	—	—	—	20,026	126,713	146,739
Morningstar Mid Growth	—	—	—	—	14,863	105,739	120,602
Morningstar Mid Value	—	—	—	—	9,742	204,827	214,569
Morningstar Small Core	—	—	—	—	12,494	40,013	52,507
Morningstar Small Growth	—	—	—	—	37,247	166,146	203,393
Morningstar Small Value	—	—	—	—	18,678	142,621	161,299

The Funds had tax basis net capital loss carryforwards at July 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Goldman Sachs Natural Resources	—	$256,427	$187,450	—	$443,877
Goldman Sachs Networking	$130,370	5,798,354	3,242,309	$981,871	10,152,904
Goldman Sachs Semiconductor	175,882	472,453	510,075	2,373	1,160,783
Goldman Sachs Software	—	797,714	761,567	—	1,559,281
Goldman Sachs Technology	638,692	1,579,887	2,523,700	143,622	4,885,901
MSCI EAFE	55,269	37,219,384	35,720,616	150,352	73,145,621
NYSE 100	—	—	25,021	—	25,021
NYSE Composite	—	—	—	27,439	27,439

Funds Holding Foreign Investments. Each Fund, but in particular the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to “pass through” to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s foreign income taxes. A foreign person who invests in a Fund that elects to “pass through” its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund’s gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “financial services” income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund’s foreign income taxes. The characterization of Fund distributions for purposes of applying the foreign tax credit limitation may be different for taxable years beginning after December 31, 2006.

If any Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies”, the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a “qualified electing fund”, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of a Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Foreign shareholders of a Fund must treat a distribution attributable to a Fund’s sale of a real estate investment trust or other U.S. real property holding company as real property gain if 50% or more of the value of the Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

Reporting. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined once daily Monday through Friday as of the the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a different rate from the rate used by the Index Provider may adversely affect a Fund’s ability to trade its underlying index.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Financial Statements

Each of the Fund’s audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, a registered public accounting firm, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information. Financial statements for each of the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund and the iShares Dow Jones U.S. Home Construction Index Fund are not available because, as of the date of this SAI, each Fund had no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019 is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust, audits the Funds’ financial statements and may perform other services.